UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06526

The Boston Trust & Walden Funds
(Exact name of registrant as specified in charter)

One Beacon Street, Boston MA			02108
(Address of principal executive offices)			(Zip code)

4400 Easton Commons, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-282-8782

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1. Reports to Stockholders.

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Semi-Annual Report June 30, 2017 (Unaudited)

Table of Contents

Economic and Market Summary	3

Boston Trust Asset Management Fund
Investment Performance	4
Schedule of Portfolio Investments	9
Financial Statements	11
Financial Highlights	13

Boston Trust Equity Fund
Investment Performance	5
Schedule of Portfolio Investments	14
Financial Statements	15
Financial Highlights	17

Boston Trust Midcap Fund
Investment Performance	6
Schedule of Portfolio Investments	18
Financial Statements	19
Financial Highlights	21

Boston Trust SMID Cap Fund
Investment Performance	7
Schedule of Portfolio Investments	22
Financial Statements	23
Financial Highlights	25

Boston Trust Small Cap Fund
Investment Performance	8
Schedule of Portfolio Investments	26
Financial Statements	27
Financial Highlights	29

Environmental, Social and Governance Research and Engagement Update	30

Walden Asset Management Fund
Investment Performance	33
Schedule of Portfolio Investments	39
Financial Statements	41
Financial Highlights	43

Walden Equity Fund
Investment Performance	34
Schedule of Portfolio Investments	44
Financial Statements	45
Financial Highlights	47

Walden Midcap Fund
Investment Performance	35
Schedule of Portfolio Investments	48
Financial Statements	49
Financial Highlights	51

Walden SMID Cap Fund
Investment Performance	36
Schedule of Portfolio Investments	52
Financial Statements	53
Financial Highlights	55

Walden Small Cap Fund
Investment Performance	37
Schedule of Portfolio Investments	56
Financial Statements	57
Financial Highlights	59

Walden International Equity Fund
Investment Performance	38
Schedule of Portfolio Investments	60
Financial Statements	62
Financial Highlights	64

Notes to Financial Statements	65
Supplementary Information	72
Investment Advisor Contract Approval	76

Boston Trust Investment Management, Inc. (BTIM), a subsidiary of Boston Trust & Investment Management Company, serves as investment adviser (the Adviser) to the Boston Trust & Walden Funds and receives a fee for its services. Walden Asset Management (Walden), a division of Boston Trust & Investment Management Company, performs shareholder advocacy, proxy voting, screening services, and other environmental, social and governance initiatives for the Adviser and is paid a fee for these services by the Adviser.

Shares of the Funds are not deposits of, obligations of, or guaranteed by BTIM or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by BHIL Distributors, LLC. Member FINRA/SIPC.

The foregoing information and opinions are for general information only. Boston Trust & Walden Funds and BTIM do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice. Portfolio composition is as of June 30, 2017 and is subject to change without notice.

The Boston Trust & Walden Funds may invest in foreign securities, which may involve risk not typically associated with U.S. investments.

To reduce expenses, we may only mail one copy of the Fund’s shareholder updates, such as prospectus, annual report, semi-annual report, to those addresses shared by two or more accounts. If you are a direct shareholder and wish to receive individual copies of these documents, please call us at 800-282-8782;7050. If you are not a direct shareholder, please contact your financial institution to opt out of householding. We will begin sending you individual copies thirty days after receiving your request.

Photography credits: • Cover: Bruce Field • Pages 1, 5, 6, 34, 35, 37 and 38: Jim Gallagher • Pages 4, 7 and 36: Rebecca Monette • Pages 8 and 33: Janet C. Dygert

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Boston Trust and Walden Funds	Domenic Colasacco, CFA
Economic and Market Summary	Portfolio Manager
(Unaudited)

All of the primary domestic equity indices increased in value over the first six months of 2017, with the S&P 500 Index gaining 9.34%. The Bloomberg Barclays Government/Credit Bond Index posted a gain of 2.66% during the period, while stocks of developed international markets, as measured by the MSCI EAFE Index, returned 13.81%. From a longer-term viewpoint, respective domestic stock and bond returns over the past six months extended the large performance lead stocks have registered relative to bonds in recent years. Indeed, in the past five years, the S&P 500 has generated a cumulative total return of 97.92% (14.63% annualized), while the Bloomberg Barclays Government/ Credit Bond Index posted a cumulative total return of just 11.98% (an annual rate of 2.29%).

The current stock market and business expansions are now in their ninth consecutive year. As pleasant as this period has been, we should all keep in mind that economic and stock market cycles are inevitable. Yet there is no single reason, pattern or duration for such cycles. Neither do business cycles simply die of old age. Typically, there is a confluence of different events that lead to economic recessions and stock market declines. In the past five decades, the most salient event that led to a severe recession was the Federal Reserve’s determined effort in 1980-81 to break the inflationary spiral of the 1970s through severe increases in interest rates. The next meaningful, yet far more modest, economic downturn was caused mostly by a sharp drop in business capital spending that followed a capital spending boom associated with the proliferation of the internet and the overblown fear related to the year 2000 computer software problem. Most recently, the 2008 credit crisis was a direct consequence of a speculative binge in home prices supported by creative financing, which eventually led to numerous bank failures.

Prior to each of these adverse economic episodes, the respective risks and system imbalances were broadly known. Much more difficult to forecast, however, was the timing and extent of the subsequent declines in business activity and stock prices. Today, economic conditions similar to those that led to these three prior declines are not present. Certainly, something obscure could be lurking in the background. Of more obvious concern to us (and we believe most investors) is that the long period we have enjoyed of low inflation, minimal interest rates and stable, if modest, global GDP(1) growth will be disrupted. Nationalistic movements or other politically motivated actions—here or abroad—are the likely suspects. Barring a disruption in global cooperation, though, in our view a continuation of recent generally favorable business operating trends is far more probable than a recession over the next few years. Here in the United States recent positive trends include an unemployment rate that has moved below 5%, job gains at an annual pace of close to two million, and further evidence that wages have begun to accelerate, particularly at lower income levels. The latter, along with prevailing low energy prices, should support further gains in overall consumer spending and a modest increase in the savings rate, both of which bode well for future economic growth.

Much of the renewed optimism on Wall Street following last November’s Presidential election reflected new expectations that lower tax rates and higher government spending (the core Trump Administration economic proposals) would lead to faster GDP and corporate profit growth in the years just ahead. Recent developments suggest that passage of these initiatives will be more politically difficult than many investors assumed. Nor do we know the final form of any new legislation, as much negotiation and political posturing lies ahead. While we expect some form of tax reduction and higher spending legislation to pass prior to year-end 2017, in our view failure to enact such legislation does not mean a certain end to the current bull market, provided, of course, interest rates remain comparatively low, global GDP continues to expand, and geopolitical concerns do not escalate.

Our core investment views have not changed significantly since our last update, and, indeed, since 2010 or so. The comparatively stable and supportive economic background we have enjoyed over the past half-dozen years has led us to keep the Asset Management Funds’ equity allocations close to the upper-end of their 40% to 80% policy ranges. From an investment perspective, the primary difference between now and a few years ago is the much higher valuation of the stock market. Rather than being materially below most historical valuation metrics, as was the case from 2010 through 2012, all of the primary equity indices are now about 20% above long-term valuation medians, be it as a multiple of earnings, revenue or cash flow.

In an environment of still expanding economic activity, rising profits and low interest rates, however, higher than average stock valuations are appropriate. In our view, the primary implication of higher current stock valuations is a greater likelihood of lower, rather than actually negative, equity returns in the years ahead. Stated differently, unless the previously noted global trade or geopolitical risks materialize, the economic factors that typically drive stock values lower are not present at this time. And, as we have emphasized repeatedly, stocks do not have to rise much to be more attractive than bond returns. Even after recent increases by the Federal Reserve, interest rates still range from only about 1% to 3% for U.S. Treasury bonds that mature in one to thirty years, respectively.

Among the equities held in all the Funds, we continue to prefer stocks of companies with above average financial characteristics and below average business model risk relative to others in their respective economic sectors. Over the long term, we believe this lower risk approach has allowed the equity returns to be competitive yet to exhibit less year-to-year volatility. We continue to have full confidence that our higher quality, lower risk equity investment style will add value over the longer term.

(1)    The Gross Domestic Product (“GDP”) is the measure of the market value of the finished goods and services produced by labor and property in a given country in a given year.

Boston Trust Asset Management Fund	Investment Performance (Unaudited)
June 30, 2017

Fund Net Asset Value:	$44.29
Gross Expense Ratio(1):	0.95%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)              The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2017. Additional information pertaining to the Fund’s expense ratio as of June 30, 2017 can be found in the financial highlights included in this report.

	For the period ended 6/30/17
	Aggregate	Annualized
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(12/1/95)
Boston Trust Asset Management Fund(1)	7.16%	10.84%	9.88%	6.93%	7.95%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%	8.66%
Bloomberg Barclays U.S. Government/Credit Index	2.66%	-0.41%	2.29%	4.57%	5.25%
Citigroup 90-Day U.S. Treasury Bill Index	0.30%	0.46%	0.15%	0.51%	2.31%

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Boston Trust Asset Management Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Asset Management Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market, includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Bloomberg Barclays U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (e.g., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg Barclays U.S. Government/Credit Index is a component of the Bloomberg Barclays U.S. Aggregate Index. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an average or an index.

Investment Performance (Unaudited)	Boston Trust Equity Fund
June 30, 2017

	For the period ended 6/30/17
	Aggregate	Annualized
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(10/1/03)
Boston Trust Equity Fund(1)	8.41%	14.72%	11.91%	7.16%	8.13%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%	8.74%

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Boston Trust Equity Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$21.78
Gross Expense Ratio(1):	0.96%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)              The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2017. Additional information pertaining to the Fund’s expense ratio as of June 30, 2017 can be found in the financial highlights included in this report.

Boston Trust Midcap Fund	Investment Performance (Unaudited)
June 30, 2017

Fund Net Asset Value:	$16.67
Gross Expense Ratio(1):	1.02%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)              The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2017. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2017 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2018 and may be terminated thereafter.

	For the period ended 6/30/17
	Aggregate	Annualized
				Since
				Inception
	Six Months	1 Year	5 Years	9/24/07
Boston Trust Midcap Fund(1)	8.67%	13.83%	12.49%	8.90%
Russell Midcap® Index	7.99%	16.48%	14.72%	8.02%

The above chart represents the historical performance of a hypothetical investment of $100,000 in the Boston Trust Midcap Fund from September 24, 2007 to June 30, 2017, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Boston Trust SMID Cap Fund
June 30, 2017

	For the period ended 6/30/17
	Aggregate	Annualized
				Since
				Inception
	Six Months	1 Year	5 Years	11/30/11
Boston Trust SMID Cap Fund(1)	7.72%	21.67%	13.15%	12.22%
Russell 2500™ Index	5.97%	19.84%	14.04%	14.15%

The above chart represents the historical performance of a hypothetical $100,000 investment in the Boston Trust SMID Cap Fund from November 30, 2011 to June 30, 2017, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$14.52
Gross Expense Ratio(1):	1.61%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)              The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2017. The contractual fee limit under the Fund’s expense limitation agreement is 0.75% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2017 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2018 and may be terminated thereafter.

Boston Trust Small Cap Fund	Investment Performance (Unaudited)
June 30, 2017

Fund Net Asset Value:	$14.85
Gross Expense Ratio(1):	1.06%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)              The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2017. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2017 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2018 and may be terminated thereafter.

	For the period ended 6/30/17
	Aggregate	Annualized
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(12/31/94)
Boston Trust Small Cap Fund(1)	3.63%	17.92%	11.45%	7.71%	10.92%
Russell 2000® Index	4.99%	24.60%	13.70%	6.92%	9.47%

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Boston Trust Small Cap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
June 30, 2017 (Unaudited)

	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)
Common Stocks (77.0%)
Consumer Discretionary (8.2%)
Autoliv, Inc.	25,000	2,745,000
Comcast Corp., Class A	290,000	11,286,800
NIKE, Inc., Class B	115,000	6,785,000
Omnicom Group, Inc.	75,000	6,217,500
Ross Stores, Inc.	50,000	2,886,500
Starbucks Corp.	110,000	6,414,100
		36,334,900
Consumer Staples (8.2%)
Church & Dwight Co., Inc.	75,000	3,891,000
Colgate-Palmolive Co.	20,000	1,482,600
Costco Wholesale Corp.	37,500	5,997,375
CVS Health Corp.	15,000	1,206,900
Diageo PLC, Sponsored ADR	30,000	3,594,900
McCormick & Co., Inc.	25,000	2,437,750
PepsiCo, Inc.	40,000	4,619,600
Procter & Gamble Co.	35,000	3,050,250
Reckitt Benckiser Group PLC, Sponsored ADR	150,000	3,105,000
Sysco Corp.	35,000	1,761,550
The Hershey Co.	50,000	5,368,500
		36,515,425
Energy (2.7%)
Chevron Corp.	17,500	1,825,775
ConocoPhillips	40,000	1,758,400
Exxon Mobil Corp.	80,000	6,458,400
Schlumberger Ltd.	30,000	1,975,200
		12,017,775
Financials (15.1%)
American Express Co.	50,000	4,212,000
BB&T Corp.	70,000	3,178,700
Berkshire Hathaway, Inc., Class B (a)	55,000	9,315,350
Chubb Ltd.	45,000	6,542,100
Cincinnati Financial Corp.	90,000	6,520,500
Comerica, Inc.	30,000	2,197,200
Commerce Bancshares, Inc.	30,387	1,726,893
JPMorgan Chase & Co.	100,000	9,140,000
M&T Bank Corp.	10,000	1,619,500
Northern Trust Corp.	40,000	3,888,400
PNC Financial Services Group, Inc.	45,000	5,619,150
State Street Corp.	40,000	3,589,200
T. Rowe Price Group, Inc.	40,000	2,968,400
U.S. Bancorp	125,000	6,490,000
		67,007,393
Health Care (12.2%)
Becton, Dickinson & Co.	50,000	9,755,500
C.R. Bard, Inc.	22,500	7,112,475
DENTSPLY SIRONA, Inc.	50,000	3,242,000
Edwards Lifesciences Corp. (a)	50,000	5,912,000
Johnson & Johnson, Inc.	55,000	7,275,950
Medtronic PLC	25,000	2,218,750
Merck & Co., Inc.	50,000	3,204,500
Mettler-Toledo International, Inc. (a)	7,500	4,414,050
Stryker Corp.	25,000	3,469,500
UnitedHealth Group, Inc.	30,000	5,562,600
Varian Medical Systems, Inc. (a)	20,000	2,063,800
		54,231,125
Industrials (9.9%)
3M Co.	35,000	7,286,650
Donaldson Co., Inc.	40,000	1,821,600
Emerson Electric Co.	25,000	1,490,500
Hubbell, Inc.	40,000	4,526,800
Illinois Tool Works, Inc.	50,000	7,162,500
Rockwell Collins, Inc.	60,000	6,304,800
Union Pacific Corp.	50,000	5,445,500
United Parcel Service, Inc., Class B	50,000	5,529,500
W.W. Grainger, Inc.	25,000	4,513,250
		44,081,100
Information Technology (16.6%)
Accenture PLC, Class A	70,000	8,657,600
Alphabet, Inc., Class A (a)	2,000	1,859,360
Alphabet, Inc., Class C (a)	15,000	13,630,950
Apple, Inc.	90,000	12,961,800
Automatic Data Processing, Inc.	70,000	7,172,200
Cisco Systems, Inc.	100,000	3,130,000
Dell Technologies, Inc., Class V (a)	4,458	272,428
Microsoft Corp.	155,000	10,684,150
Oracle Corp.	150,000	7,521,000
Versum Materials, Inc.	10,000	325,000
Visa, Inc., Class A	75,000	7,033,500
		73,247,988
Materials (2.5%)
Air Products & Chemicals, Inc.	20,000	2,861,200
AptarGroup, Inc.	30,000	2,605,800
PPG Industries, Inc.	50,000	5,498,000
		10,965,000
Utilities (1.6%)
Consolidated Edison, Inc.	40,000	3,232,800
Eversource Energy	65,000	3,946,150
		7,178,950

TOTAL COMMON STOCKS (Cost $179,676,418)		341,579,656

CORPORATE BONDS (3.8%)
Financials (2.4%)
American Express Bank FSB, 6.00%, 9/13/17, MTN	200,000	201,639
American Express Co., 2.65%, 12/2/22	1,926,000	1,930,634
American Express Co., 7.00%, 3/19/18	1,500,000	1,556,025
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	2,024,740
John Deere Capital Corp., 5.35%, 4/3/18, MTN	1,000,000	1,029,817
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	1,043,918
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	556,165
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	2,035,562
		10,378,500
Health Care (0.2%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	1,019,618

Information Technology (1.2%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,547,555
Oracle Corp., 5.75%, 4/15/18	750,000	773,899
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	2,032,724
		5,354,178

TOTAL CORPORATE BONDS (Cost $16,475,44)		16,752,296

See Notes to Financial Statements

	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)
MUNICIPAL BONDS (1.2%)
Illinois (0.1%):
Illinois State, GO, 5.00%, 4/1/24, Callable 8/7/17 @ 100	500,000	500,195

Massachusetts (0.8%):
Massachusetts State, Series E, GO, 4.00%, 9/1/37, Callable 9/1/25 @ 100	1,000,000	1,047,460
Massachusetts State, Series E, GO, 5.00%, 7/1/38, Callable 7/1/26 @ 100	260,000	304,039
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	508,976
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, Prerefunded 12/15/19 @ 100	1,500,000	1,640,550
		3,501,025
Washington (0.1%):
Washington State, Series C, GO, 5.00%, 2/1/26, Prerefunded 2/1/19 @ 100	250,000	265,248

Wisconsin (0.2%):
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Prerefunded 5/1/18 @ 100	200,000	206,594
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Prerefunded 5/1/18 @ 100	750,000	777,780
		984,374

TOTAL MUNICIPAL BONDS (Cost $5,313,778)		5,250,842

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (14.4%)
Federal Farm Credit Bank
2.63%, 8/12/19	10,000,000	10,206,019
2.85%, 3/2/28	2,000,000	1,993,450
2.95%, 1/27/25	2,000,000	2,045,554
3.14%, 12/5/29	2,500,000	2,558,088
3.39%, 2/1/28	2,000,000	2,111,208
3.85%, 12/26/25	2,770,000	3,006,068
		21,920,387
Federal Home Loan Bank
2.38%, 3/13/26	6,000,000	5,869,806
2.50%, 12/10/27	1,500,000	1,463,585
2.63%, 6/11/27	1,500,000	1,494,245
2.88%, 9/13/24	2,500,000	2,594,088
3.50%, 9/24/29	2,000,000	2,101,300
		13,523,024
U.S. Treasury Note
2.75%, 2/15/24	27,500,000	28,618,259

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $63,360,186)		64,061,670

INVESTMENT COMPANIES (4.2%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.87%(b)	18,599,727	18,599,727
TOTAL INVESTMENT COMPANIES (Cost $18,599,727)		18,599,727

Total Investments (Cost $283,425,553) — 100.6%(c)		446,244,191
Liabilities in excess of other assets — (0.6)%		(2,730,474)
NET ASSETS — 100.0%		$443,513,717

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of June 30, 2017.

(c) See Federal Tax Information listed in the Notes to the Financial Statements.

ADR       American Depositary Receipt

FSB        Federal Savings Bank

GO          General Obligation

MTN      Medium Term Note

See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

Assets:
Investments, at fair value (cost $283,425,553)	$446,244,191
Interest and Dividends receivable	1,148,551
Receivable for investments sold	290,233
Receivable for capital shares issued	46,400
Prepaid expenses	20,241
Total Assets	447,749,616
Liabilities:
Payable for investments purchased	3,776,450
Payable for capital shares redeemed	117,737
Accrued expenses and other liabilities:
Investment adviser	273,987
Administration and accounting	33,344
Chief compliance officer	4,559
Custodian	7,042
Shareholder servicing fees	2,006
Transfer agent	7,930
Trustee	2,658
Other	10,186
Total Liabilities	4,235,899
Net Assets	$443,513,717
Composition of Net Assets:
Capital	$273,092,336
Accumulated undistributed net investment income	2,593,033
Accumulated net realized gains (losses) from investment transactions	5,009,710
Net unrealized appreciation from investments	162,818,638
Net Assets	$443,513,717
Shares outstanding (par value $0.01, unlimited number of shares authorized)	10,014,621
Net Asset Value, Offering Price and Redemption price per share	$44.29

STATEMENT OF OPERATIONS

For the period ended June 30, 2017 (Unaudited)

Investment Income:
Interest	$1,189,351
Dividends	3,358,204
Total Investment Income	4,547,555
Expenses:
Investment adviser	1,584,307
Administration and accounting	168,106
Chief compliance officer	21,606
Custodian	29,296
Shareholder servicing	3,502
Transfer agency	31,970
Trustee	14,094
Other	101,642
Total expenses	1,954,523
Net Expenses	1,954,523
Net Investment Income	2,593,032
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	3,572,052
Change in unrealized appreciation/depreciation from investments	23,056,478
Net realized/unrealized gains (losses) from investments	26,628,530
Change in Net Assets Resulting from Operations	$29,221,562

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the nine
	months	months ended	For the year
	ended	December 31,	ended
	June 30, 2017	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$2,593,032	$3,282,126	$4,640,628
Net realized gains from investment transactions	3,572,052	3,089,611	16,469,857
Change in unrealized appreciation/depreciation from investments	23,056,478	16,305,132	(8,873,994)
Change in Net Assets Resulting from Operations	29,221,562	22,676,869	12,236,491
Dividends:
Net investment income	—	(4,258,937)	(4,817,610)
Net realized gains from investment transactions	—	(15,310,863)	(14,994,468)
Change in Net Assets Resulting from Shareholder Dividends	—	(19,569,800)	(19,812,078)
Capital Share Transactions:
Proceeds from shares issued	27,656,380	46,031,672	24,649,358
Dividends reinvested	—	17,913,751	18,479,514
Cost of shares redeemed	(17,332,782)	(17,489,284)	(34,998,804)
Change in Net Assets Resulting from Capital Share Transactions	10,323,598	46,456,139	8,130,068
Change in Net Assets	39,545,160	49,563,208	554,481
Net Assets:
Beginning of period	403,968,557	354,405,349	353,850,868
End of period	$443,513,717	$403,968,557	$354,405,349
Share Transactions:
Issued	642,108	1,094,293	599,690
Reinvested	—	433,013	463,610
Redeemed	(400,961)	(415,414)	(866,940)
Change in shares	241,147	1,111,892	196,360
Accumulated undistributed net investment income	$2,593,033	$1	$955,245

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six		For the nine
	months		months		For the year	For the year	For the year	For the year	For the year
	ended		ended		ended	ended	ended	ended	ended
	June 30,		December		March 31,	March 31,	March 31,	March 31,	March 31,
	2017		31, 2016		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$41.33		$40.92		$41.80	$40.03	$36.08	$33.71	$31.56

Investment Activities:
Operations:
Net investment income	0.26		0.35		0.55	0.50	0.44	0.51	0.43
Net realized and unrealized gains from investment transactions	2.70		2.18		0.92	2.77	4.28	2.41	2.17
Total from investment activities	2.96		2.53		1.47	3.27	4.72	2.92	2.60
Dividends:
Net investment income	—		(0.46)		(0.57)	(0.47)	(0.44)	(0.51)	(0.45)
Net realized gains from investments	—		(1.66)		(1.78)	(1.03)	(0.33)	(0.04)	—
Total dividends	—		(2.12)		(2.35)	(1.50)	(0.77)	(0.55)	(0.45)

Net Asset Value, End of Period	$44.29		$41.33		$40.92	$41.80	$40.03	$36.08	$33.71
Total Return	7.16	%(a)	6.19	%(a)	3.65%	8.21%	13.13%	8.77%	8.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$443,514		$403,969		$354,405	$353,851	$340,963	$288,673	$257,031
Ratio of net expenses to average net assets	0.92	%(b)	0.95	%(b)	0.94%	0.92%	0.92%	0.96%	1.00%
Ratio of net investment income to average net assets	1.23	%(b)	1.15	%(b)	1.32%	1.19%	1.17%	1.51%	1.40%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets	0.92	%(b)	0.95	%(b)	0.94%	0.93%	0.93%	0.96%	1.07%
Portfolio turnover rate	3.02	%(a)	8.42	%(a)	11.64%	17.74%	8.94%	7.43%	18.70%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)   Not annualized for period less than one year.

(b)   Annualized for periods less than one year.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Equity Fund
June 30, 2017 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.6%)
Consumer Discretionary (9.9%)
Advance Auto Parts, Inc.	2,500	291,475
Autoliv, Inc.	10,000	1,098,000
Comcast Corp., Class A	100,000	3,892,000
NIKE, Inc., Class B	30,000	1,770,000
Omnicom Group, Inc.	30,000	2,487,000
Ross Stores, Inc.	10,000	577,300
Starbucks Corp.	45,000	2,623,950
		12,739,725
Consumer Staples (11.1%)
Church & Dwight Co., Inc.	30,000	1,556,400
Colgate-Palmolive Co.	10,000	741,300
Costco Wholesale Corp.	15,000	2,398,950
CVS Health Corp.	5,000	402,300
Diageo PLC, Sponsored ADR	7,500	898,725
McCormick & Co., Inc.	7,000	682,570
PepsiCo, Inc.	12,500	1,443,625
Procter & Gamble Co.	12,500	1,089,375
Reckitt Benckiser Group PLC, Sponsored ADR	75,000	1,552,500
Sysco Corp.	25,000	1,258,250
The Hershey Co.	20,000	2,147,400
		14,171,395
Energy (3.4%)
Chevron Corp.	7,500	782,475
ConocoPhillips	10,000	439,600
Exxon Mobil Corp.	30,000	2,421,900
Schlumberger Ltd.	10,000	658,400
		4,302,375
Financials (19.7%)
American Express Co.	25,000	2,106,000
BB&T Corp.	30,000	1,362,300
Berkshire Hathaway, Inc., Class B (a)	20,000	3,387,400
Chubb Ltd.	16,000	2,326,080
Cincinnati Financial Corp.	30,000	2,173,500
Commerce Bancshares, Inc.	9,115	518,005
JPMorgan Chase & Co.	37,500	3,427,500
M&T Bank Corp.	5,000	809,750
Northern Trust Corp.	15,000	1,458,150
PNC Financial Services Group, Inc.	20,000	2,497,400
State Street Corp.	20,000	1,794,600
T. Rowe Price Group, Inc.	15,000	1,113,150
U.S. Bancorp	45,000	2,336,400
		25,310,235
Health Care (15.4%)
Becton, Dickinson & Co.	16,000	3,121,760
C.R. Bard, Inc.	10,000	3,161,100
DENTSPLY SIRONA, Inc.	25,000	1,621,000
Edwards Lifesciences Corp. (a)	7,500	886,800
Johnson & Johnson, Inc.	22,500	2,976,525
Medtronic PLC	5,000	443,750
Merck & Co., Inc.	25,000	1,602,250
Mettler-Toledo International, Inc. (a)	1,500	882,810
Stryker Corp.	12,000	1,665,360
UnitedHealth Group, Inc.	14,000	2,595,880
Varian Medical Systems, Inc. (a)	7,500	773,925
		19,731,160
Industrials (12.3%)
3M Co.	12,500	2,602,375
Deere & Co.	5,000	617,950
Donaldson Co., Inc.	10,000	455,400
Hubbell, Inc.	14,000	1,584,380
Illinois Tool Works, Inc.	15,000	2,148,750
Rockwell Collins, Inc.	20,000	2,101,600
Union Pacific Corp.	22,500	2,450,475
United Parcel Service, Inc., Class B	17,500	1,935,325
W.W. Grainger, Inc.	10,000	1,805,300
		15,701,555
Information Technology (21.3%)
Accenture PLC, Class A	25,000	3,092,000
Alphabet, Inc., Class A (a)	750	697,260
Alphabet, Inc., Class C (a)	5,500	4,998,015
Apple, Inc.	35,000	5,040,700
Automatic Data Processing, Inc.	20,000	2,049,200
Cisco Systems, Inc.	50,000	1,565,000
Dell Technologies, Inc., Class V (a)	1,114	68,077
Microsoft Corp.	55,000	3,791,150
Oracle Corp.	55,000	2,757,700
Visa, Inc., Class A	35,000	3,282,300
		27,341,402
Materials (3.4%)
Air Products & Chemicals, Inc.	7,000	1,001,420
AptarGroup, Inc.	10,000	868,600
PPG Industries, Inc.	22,500	2,474,100
		4,344,120
Utilities (2.1%)
Consolidated Edison, Inc.	15,000	1,212,300
Eversource Energy	25,000	1,517,750
		2,730,050

TOTAL COMMON STOCKS (Cost $67,911,925)		126,372,017

INVESTMENT COMPANIES (1.4%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.87%(b)	1,746,985	1,746,985
TOTAL INVESTMENT COMPANIES (Cost $1,746,985)		1,746,985

Total Investments (Cost $69,658,910) — 100.0%(c)		128,119,002
Other assets in excess of liabilities — 0.0%		47,295
NET ASSETS — 100.0%		$128,166,297

(a)         Non-income producing security.

(b)         Rate disclosed is the seven day yield as of June 30, 2017.

(c)          See Federal Tax Information listed in the Notes to the Financial Statements.

ADR                     American Depositary Receipt

See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

Assets:
Investments, at fair value (cost $69,658,910)	$128,119,002
Dividends receivable	147,013
Prepaid expenses	6,401
Total Assets	128,272,416
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	79,205
Administration and accounting	9,873
Chief compliance officer	1,401
Custodian	2,179
Shareholder servicing fees	518
Transfer agent	5,939
Trustee	817
Other	6,187
Total Liabilities	106,119
Net Assets	$128,166,297
Composition of Net Assets:
Capital	$68,090,732
Accumulated undistributed net investment income	694,853
Accumulated net realized gains (losses) from investment transactions	920,620
Net unrealized appreciation from investments	58,460,092
Net Assets	$128,166,297
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,884,173
Net Asset Value, Offering Price and Redemption price per share	$21.78

STATEMENT OF OPERATIONS

For the period ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$1,272,112
Total Investment Income	1,272,112
Expenses:
Investment adviser	459,975
Administration and accounting	49,259
Chief compliance officer	6,456
Custodian	8,764
Shareholder servicing	522
Transfer agency	21,249
Trustee	4,224
Other	26,810
Total expenses	577,259
Net Expenses	577,259
Net Investment Income	694,853
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,190,923
Change in unrealized appreciation/depreciation from investments	8,066,070
Net realized/unrealized gains (losses) from investments	9,256,993
Change in Net Assets Resulting from Operations	$9,951,846

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the nine
	months	months ended	For the year
	ended	December 31,	ended
	June 30, 2017	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$694,853	$872,730	$1,234,257
Net realized gains from investment transactions	1,190,923	1,255,690	6,530,280
Change in unrealized appreciation/depreciation from investments	8,066,070	7,626,579	(4,850,098)
Change in Net Assets Resulting from Operations	9,951,846	9,754,999	2,914,439
Dividends:
Net investment income	—	(1,112,873)	(1,284,508)
Net realized gains from investment transactions	—	(6,430,101)	(6,393,088)
Change in Net Assets Resulting from Shareholder Dividends	—	(7,542,974)	(7,677,596)
Capital Share Transactions:
Proceeds from shares issued	1,904,845	3,297,528	4,569,753
Dividends reinvested	—	6,210,652	7,044,804
Cost of shares redeemed	(2,513,986)	(3,727,538)	(6,684,699)
Change in Net Assets Resulting from Capital Share Transactions	(609,141)	5,780,642	4,929,858
Change in Net Assets	9,342,705	7,992,667	166,701
Net Assets:
Beginning of period	118,823,592	110,830,925	110,664,224
End of period	$128,166,297	$118,823,592	$110,830,925
Share Transactions:
Issued	90,134	162,084	234,638
Reinvested	—	308,988	365,964
Redeemed	(121,524)	(182,322)	(330,644)
Change in shares	(31,390)	288,750	269,958
Accumulated undistributed net investment income	$694,853	$—	$236,174

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six		For the nine
	months		months		For the year	For the year	For the year	For the year	For the year
	ended		ended		ended	ended	ended	ended	ended
	June 30,		December		March 31,	March 31,	March 31,	March 31,	March 31,
	2017		31, 2016		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$20.09		$19.70		$20.66	$19.67	$16.85	$15.54	$14.46

Investment Activities:
Operations:
Net investment income	0.12		0.16		0.23	0.19	0.19	0.20	0.13
Net realized and unrealized gains from investment transactions	1.57		1.58		0.27	1.38	2.81	1.30	1.08
Total from investment activities	1.69		1.74		0.50	1.57	3.00	1.50	1.21
Dividends:
Net investment income	—		(0.20)		(0.24)	(0.19)	(0.18)	(0.19)	(0.13)
Net realized gains from investments	—		(1.15)		(1.22)	(0.39)	—	—	—
Total dividends	—		(1.35)		(1.46)	(0.58)	(0.18)	(0.19)	(0.13)

Net Asset Value, End of Period	$21.78		$20.09		$19.70	$20.66	$19.67	$16.85	$15.54
Total Return	8.41	%(a)	8.82	%(a)	2.59%	8.01%	17.84%	9.76%	8.50%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$128,166		$118,824		$110,831	$110,664	$98,408	$81,154	$69,574
Ratio of net expenses to average net assets	0.94	%(b)	0.96	%(b)	0.95%	0.94%	0.94%	1.00%	1.00%
Ratio of net investment income to average net assets	1.13	%(b)	1.01	%(b)	1.14%	0.96%	1.05%	1.28%	0.96%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	0.94	%(b)	0.96	%(b)	0.96%	0.95%	0.96%	1.01%	1.07%
Portfolio turnover rate	5.08	%(a)	6.65	%(a)	18.04%	19.49%	6.29%	5.69%	10.80%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         Not annualized for period less than one year.

(b)         Annualized for periods less than one year.

(c)          During the periods certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Midcap Fund
June 30, 2017 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.4%)
Consumer Discretionary (15.2%)
Advance Auto Parts, Inc.	4,250	495,508
Autoliv, Inc.	4,500	494,100
Dollar General Corp.	11,700	843,453
Hasbro, Inc.	6,175	688,575
Hyatt Hotels Corp., Class A (a)	15,000	843,150
LKQ Corp. (a)	17,500	576,625
Omnicom Group, Inc.	11,500	953,350
O’Reilly Automotive, Inc. (a)	2,775	607,003
Polaris Industries, Inc.	5,175	477,290
Ross Stores, Inc.	15,000	865,949
Sally Beauty Holdings, Inc. (a)	22,500	455,625
Service Corp. International	21,725	726,701
Williams Sonoma, Inc.	11,750	569,875
		8,597,204
Consumer Staples (5.5%)
Brown-Forman Corp., Class B	15,000	729,000
Church & Dwight Co., Inc.	18,950	983,126
McCormick & Co., Inc.	3,675	358,349
The Hershey Co.	5,050	542,219
Whole Foods Market, Inc.	12,000	505,320
		3,118,014
Energy (2.8%)
Dril-Quip, Inc. (a)	12,425	606,340
Helmerich & Payne, Inc.	7,100	385,814
Technipfmc PLC (a)	21,375	581,400
		1,573,554
Financials (14.6%)
American Financial Group, Inc.	6,575	653,358
Brown & Brown, Inc.	14,500	624,515
Commerce Bancshares, Inc.	11,284	641,270
Discover Financial Services	7,525	467,980
East West Bancorp, Inc.	9,350	547,723
Eaton Vance Corp.	11,550	546,546
FactSet Research Systems, Inc.	5,250	872,445
Moody’s Corp.	4,250	517,140
Northern Trust Corp.	11,000	1,069,310
SEI Investments Co.	10,300	553,934
Signature Bank (a)	5,050	724,826
T. Rowe Price Group, Inc.	5,700	422,997
W. R. Berkley Corp.	8,370	578,953
		8,220,997
Health Care (12.3%)
C.R. Bard, Inc.	1,400	442,554
DENTSPLY SIRONA, Inc.	10,650	690,546
Laboratory Corp. of America Holdings (a)	4,000	616,560
MEDNAX, Inc. (a)	5,375	324,489
Mettler-Toledo International, Inc. (a)	1,800	1,059,372
ResMed, Inc.	6,000	467,220
STERIS PLC	8,475	690,713
The Cooper Companies, Inc.	3,450	825,998
Varian Medical Systems, Inc. (a)	3,800	392,122
Waters Corp. (a)	4,000	735,360
Zimmer Biomet Holdings, Inc.	5,500	706,200
		6,951,134
Industrials (13.6%)
AMETEK, Inc.	12,500	757,125
Donaldson Co., Inc.	11,775	536,234
Expeditors International of Washington, Inc.	7,125	402,420
Hubbell, Inc.	7,600	860,092
IDEX Corp.	4,050	457,691
Kansas City Southern	5,500	575,575
Lincoln Electric Holdings, Inc.	7,000	644,630
Nordson Corp.	6,000	727,920
Rockwell Collins, Inc.	8,950	940,466
Sensata Technologies Holding NV (a)	12,000	512,640
W.W. Grainger, Inc.	2,100	379,113
Wabtec Corp.	9,500	869,249
		7,663,155
Information Technology (14.8%)
Akamai Technologies, Inc. (a)	9,000	448,290
Amdocs Ltd.	11,500	741,290
Amphenol Corp., Class A	9,500	701,290
ANSYS, Inc. (a)	4,375	532,350
Aspen Technology, Inc. (a)	7,170	396,214
Check Point Software Technologies Ltd. (a)	6,000	654,480
Citrix Systems, Inc. (a)	6,500	517,270
DST Systems, Inc.	6,350	391,795
F5 Networks, Inc. (a)	5,400	686,124
Fisery, Inc. (a)	3,300	403,722
IPG Photonics Corp. (a)	5,775	837,953
Juniper Networks, Inc.	20,825	580,601
Paychex, Inc.	9,650	549,471
TE Connectivity Ltd.	11,425	898,919
		8,339,769
Materials (7.3%)
AptarGroup, Inc.	10,500	912,030
Avery Dennison Corp.	10,525	930,094
Ball Corp.	14,500	612,045
International Flavors & Fragrances, Inc.	7,625	1,029,375
Rpm International, Inc.	11,050	602,778
		4,086,322
Real Estate (5.8%)
Digital Realty Trust, Inc.	5,500	621,225
Host Hotels & Resorts, Inc.	31,375	573,221
Jones Lang LaSalle, Inc.	5,375	671,875
Lamar Advertising Co., Class A	7,525	553,614
Realty Income Corp.	15,000	827,701
		3,247,636
Utilities (6.5%)
American Water Works Co., Inc.	5,950	463,803
Consolidated Edison, Inc.	7,000	565,740
Edison International	9,700	758,443
Eversource Energy	13,866	841,804
ONE Gas, Inc.	8,000	558,480
WEC Energy Group, Inc.	7,500	460,350
		3,648,620

TOTAL COMMON STOCKS (Cost $34,941,236)		55,446,405

INVESTMENT COMPANIES (1.4%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.87%(b) 8	812,627	812,627
TOTAL INVESTMENT COMPANIES (Cost $812,627)		812,627

Total Investments (Cost $35,753,863) — 99.8%(c)		56,259,032
Other assets in excess of liabilities — 0.2%		96,325
NET ASSETS — 100.0%		$56,355,357

(a)         Non-income producing security.

(b)         Rate disclosed is the seven day yield as of June 30, 2017.

(c)          See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

Assets:
Investments, at fair value (cost $35,753,863)	$56,259,032
Dividends receivable	51,570
Receivable for capital shares issued	85,010
Receivable for tax reclaims	539
Prepaid expenses	8,497
Total Assets	56,404,648
Liabilities:
Payable for capital shares redeemed	250
Accrued expenses and other liabilities:
Investment adviser	36,369
Administration and accounting	3,922
Chief compliance officer	501
Custodian	774
Transfer agent	5,036
Trustee	292
Other	2,147
Total Liabilities	49,291
Net Assets	$56,355,357
Composition of Net Assets:
Capital	$34,245,566
Accumulated undistributed net investment income	135,442
Accumulated net realized gains (losses) from investment transactions	1,469,180
Net unrealized appreciation from investments	20,505,169
Net Assets	$56,355,357
Shares outstanding (par value $0.01, unlimited number of shares authorized)	3,381,419
Net Asset Value, Offering Price and Redemption price per share	$16.67

STATEMENT OF OPERATIONS

For the period ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$394,066
Total Investment Income	394,066
Expenses:
Investment adviser	199,507
Administration and accounting	20,947
Chief compliance officer	2,664
Custodian	3,606
Shareholder servicing	1,507
Transfer agency	18,784
Trustee	1,742
Other	14,980
Recoupment of prior expenses reimbursed by the investment adviser	1,539
Total expenses	265,276
Net Expenses	265,276
Net Investment Income	128,790
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	989,230
Change in unrealized appreciation/depreciation from investments	3,279,895
Net realized/unrealized gains (losses) from investments	4,269,125
Change in Net Assets Resulting from Operations	$4,397,915

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the nine
	months	months ended	For the year
	ended	December 31,	ended
	June 30, 2017	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$128,790	$369,263	$271,117
Net realized gains from investment transactions	989,230	2,227,310	2,916,024
Change in unrealized appreciation/depreciation from investments	3,279,895	924,493	(2,689,050)
Change in Net Assets Resulting from Operations	4,397,915	3,521,066	498,091
Dividends:
Net investment income	—	(412,131)	(248,030)
Net realized gains from investment transactions	—	(2,991,609)	(2,579,926)
Change in Net Assets Resulting from Shareholder Dividends	—	(3,403,740)	(2,827,956)
Capital Share Transactions:
Proceeds from shares issued	2,197,728	1,824,768	3,369,645
Dividends reinvested	—	2,967,431	2,645,794
Cost of shares redeemed	(735,424)	(2,355,862)	(3,426,525)
Change in Net Assets Resulting from Capital Share Transactions	1,462,304	2,436,337	2,588,914
Change in Net Assets	5,860,219	2,553,663	259,049
Net Assets:
Beginning of period	50,495,138	47,941,475	47,682,426
End of period	$56,355,357	$50,495,138	$47,941,475
Share Transactions:
Issued	135,566	116,182	222,975
Reinvested	—	190,954	179,742
Redeemed	(45,313)	(152,012)	(225,472)
Change in shares	90,253	155,124	177,245
Accumulated undistributed net investment income	$135,442	$6,652	$49,520

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six		For the nine
	months		months		For the year	For the year	For the year	For the year	For the year
	ended		ended		ended	ended	ended	ended	ended
	June 30,		December		March 31,	March 31,	March 31,	March 31,	March 31,
	2017		31, 2016		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$15.34		$15.29		$16.12	$15.03	$13.08	$12.34	$11.96

Investment Activities:
Operations:
Net investment income	0.04		0.12		0.09	0.05	0.04	0.08	0.03
Net realized and unrealized gains from investment transactions	1.29		1.01		0.05	1.82	2.30	1.01	0.78
Total from investment activities	1.33		1.13		0.14	1.87	2.34	1.09	0.81
Dividends:
Net investment income	—		(0.13)		(0.09)	(0.05)	(0.04)	(0.08)	(0.03)
Net realized gains from investments	—		(0.95)		(0.88)	(0.73)	(0.35)	(0.27)	(0.40)
Total dividends	—		(1.08)		(0.97)	(0.78)	(0.39)	(0.35)	(0.43)

Net Asset Value, End of Period	$16.67		$15.34		$15.29	$16.12	$15.03	$13.08	$12.34
Total Return	8.67	%(a)	7.29	%(a)	1.07%	12.65%	18.02%	9.20%	7.24%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$56,355		$50,495		$47,941	$47,682	$41,793	$34,875	$29,224
Ratio of net expenses to average net assets	1.00	%(b)	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.48	%(b)	0.99	%(b)	0.58%	0.34%	0.30%	0.68%	0.30%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.00	%(b)	1.02	%(b)	1.03%	1.02%	1.01%	1.08%	1.19%
Portfolio turnover rate	9.84	%(a)	14.53	%(a)	21.02%	15.76%	16.09%	16.44%	19.01%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)              Not annualized for period less than one year.

(b)              Annualized for periods less than one year.

(c)               During the periods ending March 31, 2012 through March 31, 2016 and December 31, 2016, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
June 30, 2017 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.6%)
Consumer Discretionary (14.2%)
Big Lots, Inc.	7,700	371,910
Brinker International, Inc.	6,500	247,650
Cheesecake Factory, Inc.	5,500	276,650
Choice Hotels International, Inc.	6,000	385,500
Dorman Products, Inc. (a)	5,300	438,681
Gentherm, Inc. (a)	3,900	151,320
Ilg, Inc.	10,100	277,649
Interpublic Group of Cos., Inc.	13,000	319,800
Nordstrom, Inc.	6,200	296,546
Polaris Industries, Inc.	2,400	221,352
Sally Beauty Holdings, Inc. (a)	8,400	170,100
Service Corp. International	14,400	481,680
Tenneco, Inc.	3,900	225,537
Texas Roadhouse, Inc.	6,000	305,700
Tiffany & Co.	3,100	290,997
Williams Sonoma, Inc.	5,300	257,050
		4,718,122
Consumer Staples (3.6%)
Flowers Foods, Inc.	19,000	328,890
Sanderson Farms, Inc.	2,500	289,125
The Boston Beer Co., Inc., Class A (a)	1,100	145,365
Whole Foods Market, Inc.	9,900	416,889
		1,180,269
Energy (3.6%)
Dril-Quip, Inc. (a)	2,900	141,520
Forum Energy Technologies, Inc. (a)	13,100	204,360
Helmerich & Payne, Inc.	4,800	260,832
Oceaneering International, Inc.	6,300	143,892
Technipfmc PLC (a)	9,600	261,120
Andeavor Corp.	1,800	168,480
		1,180,204
Financials (17.5%)
American Financial Group, Inc.	3,800	377,606
Bank of Hawaii Corp.	5,100	423,147
Brown & Brown, Inc.	7,600	327,332
Cohen & Steers, Inc.	6,700	271,618
Commerce Bancshares, Inc.	6,100	346,663
CVB Financial Corp.	11,600	260,188
East West Bancorp, Inc.	9,800	574,083
Eaton Vance Corp.	10,000	473,200
Everest Re Group Ltd.	1,400	356,426
FactSet Research Systems, Inc.	2,500	415,450
SEI Investments Co.	6,400	344,192
Signature Bank (a)	2,900	416,237
SVB Financial Group (a)	2,200	386,738
Texas Capital Bancshares, Inc. (a)	2,875	222,525
UMB Financial Corp.	4,800	359,328
W. R. Berkley Corp.	3,800	262,846
		5,817,579
Health Care (13.8%)
Chemed Corp.	2,550	521,552
Masimo Corp. (a)	3,400	310,012
MEDNAX, Inc. (a)	4,100	247,517
Mettler-Toledo International, Inc. (a)	900	529,686
Owens & Minor, Inc.	6,900	222,111
PAREXEL International Corp. (a)	4,200	365,022
PerkinElmer, Inc.	3,900	265,746
ResMed, Inc.	5,000	389,350
STERIS PLC	4,150	338,225
The Cooper Companies, Inc.	1,900	454,898
Varian Medical Systems, Inc. (a)	3,500	361,165
Waters Corp. (a)	3,100	569,904
		4,575,188
Industrials (14.7%)
Applied Industrial Technologies, Inc.	4,600	271,630
C.H. Robinson Worldwide, Inc.	4,000	274,720
Donaldson Co., Inc.	8,700	396,198
Expeditors International of Washington, Inc.	5,500	310,640
Franklin Electric Co., Inc.	4,700	194,580
Hubbell, Inc.	3,850	435,705
IDEX Corp.	2,550	288,176
Kansas City Southern	2,700	282,555
Lincoln Electric Holdings, Inc.	3,900	359,151
Nordson Corp.	3,900	473,147
Sensata Technologies Holding NV (a)	6,400	273,408
The Toro Co.	4,850	336,057
UniFirst Corp.	2,150	302,505
Valmont Industries, Inc.	1,650	246,840
Wabtec Corp.	4,650	425,475
		4,870,787
Information Technology (14.3%)
Akamai Technologies, Inc. (a)	5,000	249,050
Amdocs Ltd.	7,600	489,896
ANSYS, Inc. (a)	3,000	365,040
Aspen Technology, Inc. (a)	7,100	392,346
DST Systems, Inc.	7,200	444,240
F5 Networks, Inc. (a)	3,200	406,592
InterDigital, Inc.	3,200	247,360
IPG Photonics Corp. (a)	4,050	587,655
Juniper Networks, Inc.	11,900	331,772
NetApp, Inc.	3,750	150,188
NETGEAR, Inc. (a)	6,600	284,460
Plantronics, Inc.	4,975	260,242
Tech Data Corp. (a)	2,600	262,600
Teradata Corp. (a)	9,000	265,410
		4,736,851
Materials (5.5%)
AptarGroup, Inc.	4,200	364,812
Avery Dennison Corp.	4,000	353,480
International Flavors & Fragrances, Inc.	3,300	445,500
Rpm International, Inc.	6,200	338,210
Silgan Holdings, Inc.	10,600	336,868
		1,838,870
Real Estate (8.3%)
CoreSite Realty Corp.	5,000	517,650
DuPont Fabros Technology, Inc.	5,275	322,619
Jones Lang LaSalle, Inc.	3,200	400,000
Lamar Advertising Co., Class A	4,800	353,136
LaSalle Hotel Properties	8,500	253,300
National Health Investors, Inc.	3,400	269,280
Ryman Hospitality Properties, Inc.	6,000	384,060
Tanger Factory Outlet Centers, Inc.	9,900	257,202
		2,757,247
Utilities (3.1%)
American States Water Co.	5,000	237,050
New Jersey Resources Corp.	8,200	325,540
ONE Gas, Inc.	6,500	453,765
		1,016,355

TOTAL COMMON STOCKS (Cost $29,950,867)		32,691,472

INVESTMENT COMPANIES (1.5%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.87%(b)	497,011	497,011
TOTAL INVESTMENT COMPANIES (Cost $497,011)		497,011

Total Investments (Cost $30,447,878) — 100.1%(c)		33,188,483
Liabilities in excess of other assets — (0.1)%		(46,308)
NET ASSETS — 100.0%		$33,142,175

(a)              Non-income producing security.

(b)              Rate disclosed is the seven day yield as of June 30, 2017.

(c)               See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

Assets:
Investments, at fair value (cost $30,447,878)	$33,188,483
Dividends receivable	37,193
Prepaid expenses	4,471
Total Assets	33,230,147
Liabilities:
Payable for capital shares redeemed	70,053
Accrued expenses and other liabilities:
Investment adviser	13,788
Administration and accounting	1,007
Chief compliance officer	4
Custodian	3
Shareholder servicing fees	4
Transfer agent	3,096
Trustee	2
Other	15
Total Liabilities	87,972
Net Assets	$33,142,175
Composition of Net Assets:
Capital	$30,244,470
Accumulated undistributed net investment income	91,641
Accumulated net realized gains (losses) rom investment transactions	65,459
Net unrealized appreciation from investments	2,740,605
Net Assets	$33,142,175
Shares outstanding (par value $0.01, unlimited number of shares authorized)	2,282,359
Net Asset Value, Offering Price and Redemption price per share	$14.52

STATEMENT OF OPERATIONS

For the period ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$157,874
Total Investment Income	157,874
Expenses:
Investment adviser	68,245
Administration and accounting	6,738
Chief compliance officer	758
Custodian	669
Transfer agency	14,405
Trustee	461
Other	6,101
Total expenses before fee reductions	97,377
Fees contractually reduced by the investment adviser	(28,584)
Net Expenses	68,793
Net Investment Income	89,081
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	76,383
Change in unrealized appreciation/depreciation from investments	1,390,072
Net realized/unrealized gains (losses) from investments	1,466,455
Change in Net Assets Resulting from Operations	$1,555,536

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the nine
	months	months ended	For the year
	ended	December 31,	ended
	June 30, 2017	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$89,081	$58,192	$26,277
Net realized gains from investment transactions	76,383	156,288	390,976
Change in unrealized appreciation/depreciation from investments	1,390,072	606,860	(553,723)
Change in Net Assets Resulting from Operations	1,555,536	821,340	(136,470)
Dividends:
Net investment income	—	(68,960)	(16,526)
Net realized gains from investment transactions	—	(321,176)	(350,500)
Change in Net Assets Resulting from Shareholder Dividends	—	(390,136)	(367,026)
Capital Share Transactions:
Proceeds from shares issued	26,048,663	547,155	1,339,502
Dividends reinvested	—	322,044	294,835
Cost of shares redeemed	(972,469)	(378,521)	(928,394)
Change in Net Assets Resulting from Capital Share Transactions	25,076,194	490,678	705,943
Change in Net Assets	26,631,730	921,882	202,447
Net Assets:
Beginning of period	6,510,445	5,588,563	5,386,116
End of period	$33,142,175	$6,510,445	$5,588,563
Share Transactions:
Issued	1,868,717	40,999	102,400
Reinvested	—	23,472	24,528
Redeemed	(69,222)	(29,016)	(72,027)
Change in shares	1,799,495	35,455	54,901
Accumulated undistributed net investment income	$91,641	$2,560	$12,819

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

										Period
	For the six		For the nine							November
	months		months		For the year		For the year	For the year	For the year	30, 2011
	ended		ended		ended		ended	ended	ended	through
	June 30,		December		March 31,		March 31,	March 31,	March 31,	March 31,
	2017		31, 2016		2016		2015	2014	2013	2012(e)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.48		$12.49		$13.72		$13.49	$12.05	$11.09	$10.00

Investment Activities:
Operations:
Net investment income	0.03		0.13		0.06		0.01	(0.01)	0.04	—
Net realized and unrealized gains (losses) from investment transactions	1.01		1.72		(0.41)		0.97	2.40	1.05	1.09
Total from investment activities	1.04		1.85		(0.35)		0.98	2.39	1.09	1.09
Dividends:
Net investment income	—		(0.15)		(0.04)		—	—	(0.05)	—
Net realized gains from investments	—		(0.71)		(0.84)		(0.75)	(0.95)	(0.08)	—
Total dividends	—		(0.86)		(0.88)		(0.75)	(0.95)	(0.13)	—

Net Asset Value, End of Period	$14.52		$13.48		$12.49		$13.72	$13.49	$12.05	$11.09
Total Return	7.72	%(a)	14.67	%(a)	(2.34)%		7.69%	20.05%	10.00%	10.96	%(a)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$33,142		$6,510		$5,589		$5,386	$4,808	$4,719	$3,605
Ratio of net expenses to average net assets	0.75	%(b)	0.75	%(b)	0.79	%(d)	1.00%	1.00%	1.00%	1.00	%(b)
Ratio of net investment income to average net assets	0.97	%(b)	1.31	%(b)	0.49%		0.09%	(0.06)%	0.37%	0.03	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.06	%(b)	1.61	%(b)	1.73%		1.73%	1.59%	2.02%	2.18	%(b)
Portfolio turnover rate	12.76	%(a)	22.69	%(a)	50.15%		33.07%	35.97%	33.83%	12.14	%(a)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)              Not annualized for period less than one year.

(b)              Annualized for periods less than one year.

(c)               During the periods certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated

(d)              The net expense ratio shown for the period represents the blended ratio of the current expense limit in effect as of June 1, 2015 and the higher expense limit in effect prior to that date.

(e)               Commencement of operations on November 30, 2011.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
June 30, 2017 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (99.0%)
Consumer Discretionary (14.1%)
Big Lots, Inc.	87,700	4,235,910
Brinker International, Inc.	65,775	2,506,028
Cheesecake Factory, Inc.	84,500	4,250,350
Choice Hotels International, Inc.	91,000	5,846,750
Dorman Products, Inc. (a)	69,775	5,775,277
Gentherm, Inc. (a)	57,800	2,242,640
Ilg, Inc.	162,000	4,453,380
Monro Muffler Brake, Inc.	72,600	3,031,050
Sally Beauty Holdings, Inc. (a)	141,000	2,855,250
Tenneco, Inc.	54,825	3,170,530
Texas Roadhouse, Inc.	65,775	3,351,236
The Cato Corp., Class A	96,675	1,700,513
Tupperware Brands Corp.	27,000	1,896,210
Williams Sonoma, Inc.	75,750	3,673,875
		48,988,999
Consumer Staples (2.9%)
Flowers Foods, Inc.	199,000	3,444,690
Sanderson Farms, Inc.	23,925	2,766,926
The Boston Beer Co., Inc., Class A (a)	14,950	1,975,643
United Natural Foods, Inc. (a)	54,000	1,981,800
		10,169,059
Energy (2.1%)
Dril-Quip, Inc. (a)	33,875	1,653,100
Forum Energy Technologies, Inc. (a)	155,475	2,425,410
Natural Gas Services Group, Inc. (a)	67,775	1,684,209
Oceaneering International, Inc.	67,000	1,530,280
		7,292,999
Financials (18.3%)
1st Source Corp.	36,000	1,725,840
Artisan Partners Asset Management, Inc., Class A	81,725	2,508,958
Bank of Hawaii Corp.	74,750	6,202,007
Bridge BanCorp, Inc.	43,000	1,431,900
Camden National Corp.	39,700	1,703,527
Cohen & Steers, Inc.	90,000	3,648,600
Commerce Bancshares, Inc.	77,725	4,417,111
CVB Financial Corp.	127,000	2,848,610
Eagle Bancorp, Inc. (a)	39,875	2,524,088
Eaton Vance Corp.	116,000	5,489,119
Horace Mann Educators Corp.	52,950	2,001,510
Independent Bank Corp.	56,800	3,785,720
Infinity Property & Casualty Corp.	33,875	3,184,250
Lakeland Financial Corp.	64,775	2,971,877
Morningstar, Inc.	57,800	4,528,052
Texas Capital Bancshares, Inc. (a)	37,875	2,931,525
Tompkins Financial Corp.	29,900	2,353,728
UMB Financial Corp.	58,800	4,401,768
Washington Federal, Inc.	98,000	3,253,600
Washington Trust BanCorp, Inc.	35,000	1,804,250
		63,716,040
Health Care (15.3%)
Anika Therapeutics, Inc. (a)	62,800	3,098,552
Atrion Corp.	3,975	2,557,118
Bio-Techne Corp.	29,700	3,489,750
Bruker Corp.	190,350	5,489,694
Chemed Corp.	31,900	6,524,507
CorVel Corp. (a)	32,900	1,561,105
Ensign Group, Inc.	116,800	2,542,736
Globus Medical, Inc., Class A (a)	90,700	3,006,705
Haemonetics Corp. (a)	71,750	2,833,408
Hill-Rom Holdings, Inc.	57,800	4,601,457
Masimo Corp. (a)	36,875	3,362,262
Meridian Bioscience, Inc.	173,425	2,731,444
Owens & Minor, Inc.	120,600	3,882,114
PAREXEL International Corp. (a)	44,850	3,897,914
U.S. Physical Therapy, Inc.	59,000	3,563,600
		53,142,366
Industrials (13.3%)
Applied Industrial Technologies, Inc.	87,700	5,178,685
Donaldson Co., Inc.	94,200	4,289,868
Franklin Electric Co., Inc.	99,675	4,126,545
Herman Miller, Inc.	72,750	2,211,600
Hub Group, Inc., Class A (a)	87,000	3,336,450
Kadant, Inc.	24,000	1,804,800
Landstar System, Inc.	43,850	3,753,560
Lincoln Electric Holdings, Inc.	37,875	3,487,909
Tennant Co.	63,775	4,706,594
The Toro Co.	62,800	4,351,412
UniFirst Corp.	34,875	4,906,913
Valmont Industries, Inc.	27,975	4,185,060
		46,339,396
Information Technology (16.8%)
Aspen Technology, Inc. (a)	90,700	5,012,082
Coherent, Inc. (a)	20,175	4,539,173
DST Systems, Inc.	95,000	5,861,500
ExlService Holdings, Inc. (a)	57,000	3,168,060
InterDigital, Inc.	53,825	4,160,673
IPG Photonics Corp. (a)	29,500	4,280,450
NETGEAR, Inc. (a)	86,150	3,713,065
NIC, Inc.	264,000	5,002,800
Plantronics, Inc.	84,725	4,431,964
Power Integrations, Inc.	54,825	3,996,743
Syntel, Inc.	91,800	1,556,928
Tech Data Corp. (a)	37,875	3,825,375
Teradata Corp. (a)	121,600	3,585,984
Ubiquiti Networks, Inc. (a)	55,800	2,899,926
WEX, Inc. (a)	23,925	2,494,660
		58,529,383
Materials (6.1%)
AptarGroup, Inc.	59,800	5,194,227
Bemis Co., Inc.	96,000	4,440,000
Calgon Carbon Corp.	128,000	1,932,800
Minerals Technologies, Inc.	48,000	3,513,600
Quaker Chemical Corp.	17,950	2,606,879
Silgan Holdings, Inc.	113,625	3,611,003
		21,298,509
Real Estate (6.6%)
CoreSite Realty Corp.	54,825	5,676,032
DuPont Fabros Technology, Inc.	51,825	3,169,617
LaSalle Hotel Properties	114,625	3,415,825
National Health Investors, Inc.	36,875	2,920,500
Ryman Hospitality Properties, Inc.	69,775	4,466,298
Tanger Factory Outlet Centers, Inc.	121,600	3,159,168
		22,807,440
Utilities (3.5%)
American States Water Co.	47,000	2,228,270
New Jersey Resources Corp.	88,700	3,521,390
ONE Gas, Inc.	93,675	6,539,452
		12,289,112

TOTAL COMMON STOCKS (Cost $260,519,843)		344,573,303

INVESTMENT COMPANIES (0.9%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.87%(b)	3,279,572	3,279,572
TOTAL INVESTMENT COMPANIES (Cost $3,279, 572)		3,279,572

Total Investments (Cost $263,799,415) — 99.9%(c)		347,852,875
Other assets in excess of liabilities — 0.1%		268,426
NET ASSETS — 100.0%		$348,121,301

(a)              Non-income producing security.

(b)              Rate disclosed is the seven day yield as of June 30, 2017.

(c)               See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

Assets:
Investments, at fair value (cost $263,799,415)	$347,852,875
Dividends receivable	390,486
Receivable for capital shares issued	291,735
Prepaid expenses	12,310
Total Assets	348,547,406
Liabilities:
Payable for capital shares redeemed	98,393
Accrued expenses and other liabilities:
Investment adviser	220,785
Administration and accounting	26,607
Chief compliance officer	3,679
Custodian	5,860
Shareholder servicing fees	43,193
Transfer agent	7,719
Trustee	2,141
Other	17,728
Total Liabilities	426,105
Net Assets	$348,121,301
Composition of Net Assets:
Capital	$244,489,514
Accumulated undistributed net investment income	1,068,669
Accumulated net realized gains (losses) from investment transactions	18,509,658
Net unrealized appreciation from investments	84,053,460
Net Assets	$348,121,301
Shares outstanding (par value $0.01, unlimited number of shares authorized)	23,443,607
Net Asset Value, Offering Price and Redemption price per share	$14.85

STATEMENT OF OPERATIONS

For the period ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$2,573,901
Total Investment Income	2,573,901
Expenses:
Investment adviser	1,277,321
Administration and accounting	138,493
Chief compliance officer	18,311
Custodian	24,574
Shareholder servicing	149,502
Transfer agency	31,304
Trustee	12,388
Other	80,635
Total expenses before fee reductions	1,732,528
Fees contractually reduced by the investment adviser	(31,838)
Net Expenses	1,700,690
Net Investment Income	873,211
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	6,114,656
Change in unrealized appreciation/depreciation from investments	5,117,160
Net realized/unrealized gains (losses) from investments	11,231,816
Change in Net Assets Resulting from Operations	$12,105,027

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the nine
	months	months ended	For the year
	ended	December 31,	ended
	June 30, 2017	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$873,211	$3,360,551	$1,652,936
Net realized gains from investment transactions	6,114,656	22,122,179	35,027,795
Change in unrealized appreciation/depreciation from investments	5,117,160	31,044,553	(44,598,483)
Change in Net Assets Resulting from Operations	12,105,027	56,527,283	(7,917,752)
Dividends:
Net investment income	—	(3,993,823)	(1,493,172)
Net realized gains from investment transactions	—	(9,153,927)	(58,309,973)
Change in Net Assets Resulting from Shareholder Dividends	—	(13,147,750)	(59,803,145)
Capital Share Transactions:
Proceeds from shares issued	32,928,864	74,410,954	20,953,558
Dividends reinvested	—	12,938,039	58,903,085
Cost of shares redeemed	(24,506,040)	(141,791,508)	(113,160,602)
Change in Net Assets Resulting from Capital Share Transactions	8,422,824	(54,442,515)	(33,303,959)
Change in Net Assets	20,527,851	(11,062,982)	(101,024,856)
Net Assets:
Beginning of period	327,593,450	338,656,432	439,681,288
End of period	$348,121,301	$327,593,450	$338,656,432
Share Transactions:
Issued	2,266,775	5,453,700	1,559,272
Reinvested	—	884,955	4,855,984
Redeemed	(1,681,511)	(10,061,133)	(8,756,963)
Change in shares	585,264	(3,722,478)	(2,341,707)
Accumulated undistributed net investment income	$1,068,669	$195,458	$621,907

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six		For the nine
	months		months		For the year	For the year	For the year	For the year	For the year
	ended		ended		ended	ended	ended	ended	ended
	June 30,		December		March 31,	March 31,	March 31,	March 31,	March 31,
	2017		31, 2016		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$14.33		$12.74		$15.20	$15.73	$14.25	$13.24	$14.00

Investment Activities:
Operations:
Net investment income	0.04		0.12		0.06	0.03	—	0.05	0.01
Net realized and unrealized gains (losses) from investment transactions	0.48		1.92		(0.25)	0.51	2.66	1.43	0.20
Total from investment activities	0.52		2.04		(0.19)	0.54	2.66	1.48	0.21
Dividends:
Net investment income	—		(0.14)		(0.06)	(0.01)	—	(0.05)	(0.01)
Net realized gains from investments	—		(0.31)		(2.21)	(1.06)	(1.18)	(0.42)	(0.96)
Total dividends	—		(0.45)		(2.27)	(1.07)	(1.18)	(0.47)	(0.97)

Net Asset Value, End of Period	$14.85		$14.33		$12.74	$15.20	$15.73	$14.25	$13.24
Total Return	3.63	%(a)	15.94	%(a)	(0.52)%	3.81%	18.74%	11.61%	2.35%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$348,121		$327,593		$338,656	$439,681	$536,292	$502,789	$328,009
Ratio of net expenses to average net assets	1.00	%(b)	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.51	%(b)	1.21	%(b)	0.44%	0.17%	0.02%	0.38%	0.05%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.02	%(b)	1.06	%(b)	1.08%	1.05%	1.07%	0.99%	1.09%
Portfolio turnover rate	10.27	%(a)	51.92	%(a)	37.42%	28.62%	34.50%	33.34%	30.99%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)              Not annualized for period less than one year.

(b)              Annualized for periods less than one year.

(c)               During the periods certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Environmental, Social and Governance Research and Engagement Update (Unaudited)

A stunning, recent vote on a shareholder resolution filed by New York State Common Retirement Fund may signify a tipping point: 62.3 percent of shares tallied at the May 31 annual general meeting (AGM) of ExxonMobil called for a detailed report on climate change risk. Shareholders challenged ExxonMobil to analyze the impacts of achieving the globally recognized goal to restrict global temperature rise to a maximum increase of 2 degrees Celsius above pre-industrial levels. Last year, 38.1 percent voted in favor.

We think we know the reason behind the higher vote. After decades of nearly automatic support for management recommendations, a growing number of large investment managers have begun to incorporate environmental and social considerations into their proxy voting practices. Earlier this year, Walden filed resolutions at several major asset managers including BlackRock, JP Morgan, T. Rowe Price, and two Vanguard equity index funds, on their fiduciary duty to vote environmental and social issue proxy items in a thoughtful manner (see page 4). With the exception of T. Rowe Price, each firm elaborated publicly on changes to their proxy voting policies. While official reporting on how these institutions voted is not yet available, we are confident that their influence at the ballot box mattered (BlackRock and Vanguard are among ExxonMobil’s largest investors).

Ironically, the ability to file shareholder resolutions is now imperiled by a provision (Section 844) in the Financial CHOICE Act of 2017 (CHOICE Act), which passed in the U.S. House of Representatives in June. The Act would reverse many of the protections in the 2010 Dodd-Frank reform legislation enacted in the aftermath of the financial crisis. Had Section 844 been in effect this proxy season, New York State Common Retirement Fund’s majority-winning resolution would not have been on ExxonMobil’s proxy ballot.

Section 844 revises the holding requirement to file a shareholder proposal from a $2,000 minimum investment held for one year to a threshold of one percent of a company’s outstanding shares held for three years. The proposed ownership requirement would be prohibitively high for nearly all shareholders to exercise the right to file resolutions at large companies. For example, Walden clients collectively would need to hold approximately $2.75 billion of Wells Fargo stock (as of June 30) to file the proposal we discuss on the following page—a position that is out of reach for more than 99 percent of Wells Fargo shareholders.

The Business Roundtable (BRT), an association of CEOs of major companies, is championing substantial changes to the shareholder resolution process and supports the CHOICE Act. BRT states that shareholder resolutions are used primarily by “activist investors with insignificant stakes in public companies [to] pursue social or political agendas unrelated to the interests of the shareholders as a whole.” Walden, along with shareholders that control 62.3 percent of ExxonMobil shares, could not disagree more.

Our own experiences employing shareholder resolutions to engage effectively with portfolio companies on matters that are financially material and affect long-term risk demonstrate the fallacy of the BRT claim. In 1986, in our capacity as subadvisor, Walden filed the first shareholder resolution ever sponsored by a mutual fund. The action helped resolve deadlocked labor-management contract negotiations and the resolution was withdrawn before going to a vote. Since then, shareholder proposals have increasingly become an important vehicle to engage with companies and effect positive change.

While the CHOICE Act is not expected to pass in the Senate, Walden is pursuing multiple strategies to defend this crucial shareholder right.

PROXY SEASON SUMMARY

This report continues our annual practice of summarizing our shareholder resolution and proxy voting activity. We do not include company engagement via dialogues with management, which is included in other quarterly reports as well as our annual summary of the impact of shareholder engagement.

Walden 2016 Shareholder Resolution Summary

Topic	# Filed		Outcome (% Vote in Favor)
Lobbying Disclosure	7		7 voted (ranging from 13% to 35%)
Proxy Voting Processes	4		1 withdrawn, 1 pending, 2 voted (6% and 9%)
Board / Workforce Diversity	3		2 withdrawn, 1 voted (12%)
Inclusive EEO Policy	3		2 withdrawn, SEC allowed 1 to be omitted from proxy
Sustainability Reporting	2		2 withdrawn
Product Waste Management	2		1 withdrawn, SEC allowed 1 to be omitted from proxy
Climate Change	1		1 voted (34%)
Ethics / Risk Management	1		1 voted (22%)
Independent Chair	1		1 voted (47%)
Total	24	*

* Walden was the lead shareholder proponent on 16 resolutions.

In 2017, Walden led or co-led 16 resolutions at company AGMs on a variety of environmental, social, and governance (ESG) topics and co-filed 8 more resolutions led by other investors. Eight of the 24 resolutions were withdrawn, almost all based on reaching meaningful agreements with the companies.

ENVIRONMENTAL IMPACT

Climate Change

Walden’s primary focus of engagement on climate change is to encourage companies to adopt science-based greenhouse gas (GHG) reduction goals, entailing global reduction of GHG emissions by 55% by 2050 and reaching net zero emissions by 2100. A second-time resolution asking Emerson Electric to set science-based GHG goals received 34% support.

Product Waste Management

A proposal at Costco Wholesale* requesting a report on efforts to reduce and manage food waste was withdrawn with the company agreeing to increase disclosure on food waste in its next sustainability report. A proposal asking Johnson & Johnson* to issue a report assessing its policies for safe consumer disposal of prescription drugs to prevent water pollution and illicit drug use was allowed to be omitted from the proxy by the Securities and Exchange Commission (SEC).

SOCIAL IMPACT

Inclusive Non-Discrimination Policy

Proposals requesting that Brown & Brown and NETGEAR amend their equal employment opportunity (EEO) policies to include “sexual orientation and gender identity or expression” were successfully withdrawn. Brown & Brown modified its EEO policy and both companies posted their inclusive policies to their websites, making them more accessible to existing and prospective employees. Though a similar proposal at CATO was allowed to be omitted from the proxy statement by the SEC, Walden continues to encourage a more inclusive policy. Ninety-two percent of Fortune 500 firms now have inclusive EEO policies.

Workplace Diversity Disclosure

Transparency on the gender and racial composition of a company’s workforce across job levels and on wage differentials can be a precursor to progress on equal employment opportunity. A third-year proposal requesting advertising company Omnicom Group to disclose its workforce diversity data was withdrawn when the company agreed to expand reporting, which shows progress over time for both women and people of color in management. A proposal at American Express* requesting that the company analyze and address any wage gap between male and female employees received 12% support.

GOVERNANCE PRACTICES

Board Composition

Walden’s shareholder proposal urging Hub Group to take additional steps to increase board diversity was withdrawn when the company agreed to strengthen its corporate governance policies by committing to a diverse candidate pool and expanding recruitment networks.

Separating the roles of CEO and board chair is a best practice that helps ensure independent board oversight of corporate management. Close to a majority of shares (47%) supported a second-time independent chair resolution at Express Scripts*.

Ethics

Following a highly publicized Wells Fargo settlement for the widespread, illegal practice of opening unauthorized deposit and credit card accounts, most shares in Walden client portfolios were sold although some were retained to enable shareholder engagement. A proposal** asking the bank to issue a report on improvements in its risk management and controls received 22% support. Wells Fargo’s extended Statement of Opposition in the proxy statement provided substantial information that was responsive to the shareholder proposal.

Lobbying Disclosure

Comprehensive disclosure of lobbying activities helps investors assess how companies utilize shareholder capital to influence public policy as well as any risks associated with lobbying that does not align with expressed corporate goals. Along with AFSCME, Walden coordinates an investor coalition that sponsored over 50 shareholder resolutions this year. These proposals seek better lobbying policies, oversight, and disclosure on direct lobbying as well as indirect activity through trade associations and think tanks. Walden filed 7 resolutions this year, all going to a vote: Alphabet (formerly Google, 13% support), AT&T (35%), Comcast* (17%), Conoco Philips (24%), ExxonMobil* (28%), International Business Machines (27%), and United Parcel Services (20%).

Sustainability/ESG Reporting

Proposals seeking a report on ESG policies, performance, and goals including GHG goals at Nordson and Oceaneering International were withdrawn when the companies agreed to develop annual sustainability reporting and strengthen disclosure over time.

Vote-Counting Procedures and Proxy Voting

As highlighted previously, Walden filed resolutions at several investment firms to encourage more thoughtful proxy voting policies and practices. While these companies state publicly their commitment to incorporate ESG analysis into investment processes, they appeared to largely ignore significant environmental and social considerations raised by shareholders through proxy proposals. Resolutions at BlackRock† and JP Morgan were successfully withdrawn and a proposal at T. Rowe Price* received 9% support. Walden also filed resolutions with two Vanguard equity index funds. These resolutions are pending because, as a private company, Vanguard can schedule a fund holder meeting at its discretion. Still, Vanguard revised its proxy voting policies in a manner that signaled greater openness to some environmental and social resolutions.

Evidence from the proxy season, including majority votes on climate change (e.g., ExxonMobil and Occidental Petroleum) and board diversity resolutions (e.g., Cognex and Hudson Pacific Properties), suggests that voting practices of these and other major money managers are beginning to improve. If true, the impact of proxy voting on corporate policies and practices could be transformative.

In addition, a third-time Amgen* resolution requesting vote-counting procedures that more accurately depict investor support for shareholder proposals received 6% support.

Undoubtedly, Walden’s proxy voting policies and practices, in conjunction with the shareholder resolutions we file with and on behalf of clients, have contributed significantly to our past successes in company engagement. That’s why we are working diligently to block passage of the Financial CHOICE Act and protect the crucial shareholder right to file resolutions. Thus far, we are optimistic that Walden and like-minded investors will prevail.

2017 REPORT ON PROXY VOTING

Conscientious voting of company proxies is an essential component of an investment manager’s fiduciary duty to clients. Walden has long held the view that this includes a thoughtful consideration of proxy items addressing environmental, social, and governance (ESG) policies and practices. We are certain that strong shareholder support at the ballot box has contributed to more sustainable business conduct. For Walden, proxy voting also serves as a platform to launch or buttress discussions that are at the core of our engagement activity.

Proxy resolutions are formally introduced and voted at company annual general meetings (AGMs), most of which occur in March through June. This proxy voting report summarizes voting practices beginning in January 2017 through June, representing approximately 85 percent of the current holdings in Walden client portfolios across all U.S. strategies. Most of the remaining AGMs take place in the fall.

One way to assess proxy voting practices is to consider the percentage of votes that are contrary to management recommendations. Minimal divergence from management positions could signal a process that reflexively supports corporate leadership. Overall, Walden voted against management recommendations on both management and shareholder sponsored resolutions 13 percent of the time. Importantly, different voting patterns emerge when management and shareholder resolutions are viewed separately.

Shareholder Resolutions

Virtually all resolutions addressing environmental and social topics are filed by shareholders. For these proposals, Walden voted against management recommendations 89 percent of the time. In other words, we continue to vote for, or occasionally abstain from, the vast majority of shareholder proposals.

Of the 157 shareholder proposals, more than 40 percent addressed the following 5 topics: lobbying and political spending disclosure (22 resolutions), independent board chair (14), shareholder right to call a special meeting (13), climate change (11), and proxy access that allows shareholders to nominate directors via a company’s proxy statement (8).

Management Resolutions

Nearly two-thirds of all proxy votes relate to elections of directors since multiple director nominees appear on all ballots. Walden did not vote for about 6 percent of director nominees, primarily due to insufficient board diversity or for serving on too many boards (“over-boarded” directors). Notably, we did not support the full director slate at more than one-quarter of portfolio companies. We also communicate directly with companies subject to Walden’s policy of withholding support for directors serving on nominating committees when companies lag on board diversity. Company executives are more likely to respond positively when they understand the rationale for votes against their recommendations.

Most proxy ballots include an annual advisory vote affirming executive compensation, known as “say on pay.” Walden voted against 15 percent of executive compensation packages, usually reflecting a misalignment between performance and pay or a significant concern about the structure of the compensation plan. The Walden Equity Fund votes against compensation rise to 25 percent of portfolio companies. In the years since Dodd-Frank legislation mandated the advisory vote on executive pay, we have observed numerous companies reach out to investors as part of their stakeholder review process and strengthen compensation policies.

The equities in bold-face in the above commentary were holdings of one or more of the Walden Funds as of June 30, 2017.

*            In order, these shareholder resolutions co-filed by Walden were led by: Trillium Asset Management, As You Sow, Arjuna Capital, John Chevedden, Friends Fiduciary, United Steelworkers, Zevin Asset Management, and Investor Voice.

**     Walden co-led this resolution with the Sisters of St. Francis.

†            Walden assisted a client in filing this resolution, and it is not included in our overall resolution tally.

Investment Performance (Unaudited)	Walden Asset Management Fund
June 30, 2017

	For the period ended 6/30/17
	Aggregate	Annualized
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(6/18/99)
Walden Asset Management Fund(1)	6.54%	10.71%	9.35%	5.84%	5.17%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%	5.33%
Bloomberg Barclays U.S. Government/Credit Index	2.66%	-0.41%	2.29%	4.57%	5.16%
Citigroup 90-Day U.S. Treasury Bill Index	0.30%	0.46%	0.15%	0.51%	1.77%

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Walden Asset Management Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Asset Management Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”) is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also also widely viewed as a proxy for the total market. The Bloomberg Barclays U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg Barclays U.S. Government/Credit Index is a component of the Bloomberg Barclays U.S. Aggregate Index. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an average or an index.

Fund Net Asset Value:	$16.77
Gross Expense Ratio(1):	1.05%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2017. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2017 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2018 and may be terminated thereafter.

Walden Equity Fund	Investment Performance (Unaudited)
June 30, 2017

Fund Net Asset Value:	$20.45
Gross Expense Ratio(1):	1.09%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2017. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2017 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2018 and may be terminated thereafter.

	For the period ended 6/30/17
	Aggregate	Annualized
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(6/18/99)
Walden Equity Fund(1)	8.66%	15.96%	12.40%	7.39%	6.02%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%	5.33%

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Walden Equity Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Walden Midcap Fund
June 30, 2017

	For the period ended 6/30/17
	Aggregate	Annualized
				Since
				Inception
	Six Months	1 Year	5 Years	8/1/11
Walden Midcap Fund(1)	8.32%	13.64%	12.31%	11.36%
Russell Midcap® Index	7.99%	16.48%	14.72%	12.85%

The above chart represents the historical performance of a hypothetical $100,000 investment in the Walden Midcap Fund from August 1, 2011 to June 30, 2017, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$16.14
Gross Expense Ratio(1):	1.04%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2017. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2017 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2018 and may be terminated thereafter.

Walden SMID Cap Fund	Investment Performance (Unaudited)
June 30, 2017

Fund Net Asset Value:	$15.64
Gross Expense Ratio(1):	1.12%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2017. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2017 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2018 and may be terminated thereafter.

	For the period ended 6/30/17
	Aggregate	Annualized
				Since
				Inception
	Six Months	1 Year	5 Years	6/28/12
Walden SMID Cap Fund(1)	7.12%	21.28%	12.76%	13.35%
Russell 2500® Index	5.97%	19.84%	14.04%	14.66%

The above chart represents the historical performance of a hypothetical $100,000 investment in the Walden SMID Cap Fund from June 28, 2012 to June 30, 2017, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Walden Small Cap Fund
June 30, 2017

	For the period ended 6/30/17
	Aggregate	Annualized
				Since
				Inception
	Six Months	1 Year	5 Years	10/24/08
Walden Small Cap Fund(1)	3.25%	17.71%	11.44%	14.06%
Russell 2000® Index	4.99%	24.60%	13.70%	15.11%

The above chart represents the historical performance of a hypothetical investment of $100,000 in the Walden Small Cap Fund from October 24, 2008 to June 30, 2017, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$19.06
Gross Expense Ratio(1):	1.06%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2017. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2017 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2018 and may be terminated thereafter.

Walden International Equity Fund	Investment Performance (Unaudited)
June 30, 2017

Fund Net Asset Value:	$10.50
Gross Expense Ratio(1):	1.86%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2017. The contractual fee limit under the Fund’s expense limitation agreement is 1.15% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2017 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2018 and may be terminated thereafter.

	For the period ended 6/30/17
	Aggregate	Annualized
			Since
			Inception
	Six Months	1 Year	6/9/15
Walden International Equity Fund(1)	12.42%	13.84%	3.51%
MSCI World ex-USA Index (net)	12.82%	19.49%	3.20%
Russell Developed ex-US Large Cap Index (net)	13.19%	19.70%	3.35%

The above chart represents the historical performance of a hypothetical $100,000 investment in the Walden International Equity Fund from June 9, 2015 to June 30, 2017, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden International Equity Fund is measured against the MSCI World ex-USA Index and the Russell Developed ex-US Large Cap Index. The MSCI World ex-USA Index captures large- and mid-cap representation across 22 of 23 developed markets countries, excluding the United States. The Russell Developed ex-US Large Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States. The Russell Developed ex-US Index is constructed to provide a comprehensive and unbiased barometer for this market segment and is completely reconstituted annually to accurately reflect the changes in the market over time. These indices are unmanaged and the performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Schedule of Portfolio Investments	Walden Asset Management Fund
June 30, 2017 (Unaudited)

	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)
COMMON STOCKS (70.1%)
Consumer Discretionary (7.9%)
Advance Auto Parts, Inc.	3,200	373,088
Autoliv, Inc.	3,000	329,400
Charter Communications, Inc., Class A (a)	2,445	823,598
Comcast Corp., Class A	28,500	1,109,220
Dollar General Corp.	9,600	692,064
McDonald’s Corp.	5,000	765,800
NIKE, Inc., Class B	19,000	1,121,000
Omnicom Group, Inc.	15,000	1,243,500
Ross Stores, Inc.	21,000	1,212,330
Starbucks Corp.	16,100	938,791
The Home Depot, Inc.	2,000	306,800
		8,915,591
Consumer Staples (8.0%)
Church & Dwight Co., Inc.	12,000	622,560
Colgate-Palmolive Co.	15,000	1,111,950
Costco Wholesale Corp.	9,200	1,471,356
CVS Health Corp.	9,000	724,140
General Mills, Inc.	14,000	775,600
PepsiCo, Inc.	12,500	1,443,625
Procter & Gamble Co.	10,000	871,500
Reckitt Benckiser Group PLC, Sponsored ADR	52,000	1,076,400
The Hershey Co.	9,000	966,330
		9,063,461
Energy (2.1%)
Apache Corp.	11,500	551,195
ConocoPhillips	23,500	1,033,060
Dril-Quip, Inc. (a)	10,000	488,000
Oceaneering International, Inc.	13,000	296,920
		2,369,175
Financials (12.9%)
American Express Co.	10,000	842,400
BB&T Corp.	15,000	681,150
Chubb Ltd.	6,500	944,970
Cincinnati Financial Corp.	16,500	1,195,425
Comerica, Inc.	9,000	659,160
Commerce Bancshares, Inc.	12,600	716,058
Discover Financial Services	13,000	808,470
JPMorgan Chase & Co.	20,000	1,828,000
Northern Trust Corp.	12,000	1,166,520
PNC Financial Services Group, Inc.	10,000	1,248,700
State Street Corp.	10,500	942,165
SunTrust Banks, Inc.	20,000	1,134,400
T. Rowe Price Group, Inc.	11,000	816,310
U.S. Bancorp	31,500	1,635,480
		14,619,208
Health Care (11.5%)
Becton, Dickinson & Co.	8,400	1,638,924
C.R. Bard, Inc.	4,000	1,264,440
DENTSPLY SIRONA, Inc.	12,000	778,080
Johnson & Johnson, Inc.	16,000	2,116,640
Medtronic PLC	14,000	1,242,500
Merck & Co., Inc.	15,600	999,804
Mettler-Toledo International, Inc. (a)	1,800	1,059,372
Stryker Corp.	9,500	1,318,410
UnitedHealth Group, Inc.	8,000	1,483,360
Waters Corp. (a)	6,000	1,103,040
		13,004,570
Industrials (9.0%)
3M Co.	8,000	1,665,520
Deere & Co.	8,000	988,720
Donaldson Co., Inc.	12,000	546,480
Emerson Electric Co.	15,100	900,262
Hubbell, Inc.	8,000	905,360
Illinois Tool Works, Inc.	9,500	1,360,875
Lincoln Electric Holdings, Inc.	9,000	828,810
Union Pacific Corp.	11,000	1,198,010
United Parcel Service, Inc., Class B	10,000	1,105,900
W.W. Grainger, Inc.	4,000	722,120
		10,222,057
Information Technology (14.4%)
Accenture PLC, Class A	11,000	1,360,480
Alphabet, Inc., Class A (a)	900	836,712
Alphabet, Inc., Class C (a)	2,300	2,090,079
Apple, Inc.	20,500	2,952,410
Automatic Data Processing, Inc.	13,800	1,413,948
Cisco Systems, Inc.	38,000	1,189,400
Cognizant Technology Solutions Corp., Class A	10,000	664,000
Microsoft Corp.	36,000	2,481,480
Oracle Corp.	34,000	1,704,760
QUALCOMM, Inc.	3,000	165,660
Visa, Inc., Class A	15,000	1,406,700
		16,265,629
Materials (2.4%)
AptarGroup, Inc.	11,000	955,460
PPG Industries, Inc.	8,000	879,680
Praxair, Inc.	7,000	927,850
		2,762,990
Utilities (1.9%)
Consolidated Edison, Inc.	14,000	1,131,480
Eversource Energy	16,500	1,001,715
		2,133,195

TOTAL COMMON STOCKS (Cost $47,679,981)		79,355,876

CERTIFICATE OF DEPOSIT (0.1%)
Certificate of Deposit (0.1%)
Self Help Federal Credit Union, 1.30%, 6/21/19 (b)	100,000	99,196

TOTAL CERTIFICATE OF DEPOSIT (Cost $100,000)		99,196

CORPORATE BONDS (4.2%)
Consumer Discretionary (0.5%)
Leggett & Platt, Inc., 4.40%, 7/1/18	200,000	204,501
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	337,963
		542,464
Consumer Staples (0.1%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	156,172

Financials (1.3%)
American Express Co., 2.65%, 12/2/22	287,000	287,690
American Express Co., 7.00%, 3/19/18	250,000	259,338

See Notes to Financial Statements

	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)
CORPORATE BONDS, CONTINUED
Financials, continued
Calvert Social Investment Foundation, Series NOTZ, 1.00%, 10/2/17 (b)	75,000	75,000
Export-Import Bank of Korea, 1.75%, 2/27/18	250,000	249,794
KFW, 1.88%, 11/30/20	250,000	250,250
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	278,083
North American Development Bank, 4.38%, 2/11/20	100,000	105,735
		1,505,890
Health Care (0.4%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	97,766
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	250,472
Merck & Co., Inc., 3.88%, 1/15/21, Callable 10/15/20 @ 100	150,000	158,949
		507,187
Industrials (0.4%)
Emerson Electric Co., 2.63%, 2/15/23, Callable 11/15/22 @ 100	200,000	201,243
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	145,340
Hubbell, Inc., 3.63%, 11/15/22	75,000	78,132
		424,715
Information Technology (1.4%)
Apple, Inc., 2.85%, 5/6/21	350,000	360,055
Apple, Inc., 2.85%, 2/23/23, Callable 12/23/22 @ 100	150,000	152,716
Apple, Inc., 3.00%, 6/20/27, Callable 3/20/27 @ 100	200,000	199,251
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	312,684
Oracle Corp., 5.75%, 4/15/18	200,000	206,373
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	279,500
		1,510,579
Telecommunication Services (0.1%)
AT&T, Inc., 5.50%, 2/1/18	100,000	102,163

TOTAL CORPORATE BONDS (Cost $4,665,522)		4,749,170

MUNICIPAL BONDS (0.4%)
New York (0.2%):
New York State Environmental Facilities Corporation, Series C, 1.89%, 7/15/22	190,000	186,430

Wisconsin (0.2%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	271,587

TOTAL MUNICIPAL BONDS (Cost $441,048)		458,017

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLICATIONS (22.7%)
Federal Farm Credit Bank
2.60%, 10/6/22	250,000	255,844
2.75%, 7/16/27	250,000	246,847
2.85%, 3/2/28	750,000	747,544
5.38%, 11/10/20	250,000	277,756
		1,527,991
Federal Home Loan Bank
1.88%, 11/29/21	1,000,000	1,002,731
2.13%, 3/10/23	1,000,000	1,003,526
2.50%, 3/11/22	200,000	204,986
2.88%, 6/14/24	1,000,000	1,036,154
2.88%, 9/13/24	1,000,000	1,037,635
3.25%, 6/9/23	850,000	902,864
5.25%, 12/11/20	200,000	223,402
5.25%, 8/15/22	1,000,000	1,151,097
5.50%, 7/15/36	700,000	949,285
		7,511,680
Federal Home Loan Mortgage Corporation
2.38%, 1/13/22	5,750,000	5,874,452

Federal National Mortgage Association
1.38%, 2/26/21	500,000	494,126
1.50%, 6/22/20	350,000	349,296
1.88%, 4/5/22	1,000,000	997,537
1.88%, 9/24/26	1,000,000	949,337
2.13%, 4/24/26	1,250,000	1,219,821
2.63%, 9/6/24	3,250,000	3,337,659
		7,347,776
Government National Mortgage Association
4.00%, 9/15/40	50,354	53,132
4.00%, 9/15/41	200,816	211,723
6.50%, 5/15/32	13,428	14,683
		279,538
Housing & Urban Development
2.70%, 8/1/22	491,000	497,151

U.S. Treasury Inflation Index Note
0.63%, 7/15/21	271,205	278,110
1.25%, 7/15/20	840,840	876,811
		1,154,921
U.S. Treasury Note
1.88%, 1/31/22	1,500,000	1,502,109

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,381,465)		25,695,618

INVESTMENT COMPANIES (2.2%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.87%(c)	2,463,684	2,463,684
TOTAL INVESTMENT COMPANIES (Cost $2,463,684)		2,463,684

Total Investments (Cost $80,731,700) — 99.7%(d)		112,821,561
Other assets in excess of liabilities — 0.3%		369,591
NET ASSETS — 100.0%		$113,191,152

(a)         Non-income producing security.

(b)         These securities have been deemed illiquid and represent 0.15% of the Fund’s net assets.

(c)          Rate disclosed is the seven day yield as of June 30, 2017.

(d)         See Federal Tax Information listed in the Notes to the Financial Statements.

ADR                     American Depositary Receipt

See Notes to Financial Statements

Financial Statements	Walden Asset Management Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

Assets:
Investments, at fair value (cost $80,731,700)	$112,821,561
Interest and Dividends receivable	336,342
Receivable for investments sold	103,707
Receivable for capital shares issued	20,551
Prepaid expenses	15,387
Total Assets	113,297,548
Liabilities:
Payable for capital shares redeemed	12,496
Accrued expenses and other liabilities:
Investment adviser	68,746
Administration and accounting	8,268
Chief compliance officer	1,028
Custodian	1,577
Shareholder servicing fees	3,321
Transfer agent	5,831
Trustee	599
Other	4,530
Total Liabilities	106,396
Net Assets	$113,191,152
Composition of Net Assets:
Capital	$80,210,526
Accumulated undistributed net investment income	616,044
Accumulated net realized gains (losses) from investment transactions	274,721
Net unrealized appreciation from investments	32,089,861
Net Assets	$113,191,152
Shares outstanding (par value $0.01, unlimited number of shares authorized)	6,750,513
Net Asset Value, Offering Price and Redemption price per share	$16.77

STATEMENT OF OPERATIONS

For the period ended June 30, 2017 (Unaudited)

Investment Income:
Interest	$359,127
Dividends	788,663
Total Investment Income	1,147,790
Expenses:
Investment adviser	398,564
Administration and accounting	44,085
Chief compliance officer	5,379
Custodian	7,275
Shareholder servicing	29,726
Transfer agency	22,394
Trustee	3,505
Other	30,971
Total expenses before fee reductions	541,899
Fees contractually reduced by the investment adviser	(10,153)
Net Expenses	531,746
Net Investment Income	616,044
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	193,589
Change in unrealized appreciation/depreciation from investments	5,884,890
Net realized/unrealized gains (losses) from investments	6,078,479
Change in Net Assets Resulting from Operations	$6,694,523

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the nine
	months	months ended	For the year
	ended	December 31,	ended
	June 30, 2017	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$616,044	$794,296	$1,065,328
Net realized gains from investment transactions	193,589	608,726	2,797,103
Change in unrealized appreciation/depreciation from investments	5,884,890	3,962,515	(1,198,594)
Change in Net Assets Resulting from Operations	6,694,523	5,365,537	2,663,837
Dividends:
Net investment income	—	(1,023,297)	(1,064,984)
Net realized gains from investment transactions	—	(1,937,592)	(4,707,813)
Change in Net Assets Resulting from Shareholder Dividends	—	(2,960,889)	(5,772,797)
Capital Share Transactions:
Proceeds from shares issued	10,164,422	17,594,347	7,492,805
Dividends reinvested	—	2,556,856	5,204,742
Cost of shares redeemed	(4,794,169)	(8,320,463)	(7,196,993)
Change in Net Assets Resulting from Capital Share Transactions	5,370,253	11,830,740	5,500,554
Change in Net Assets	12,064,776	14,235,388	2,391,594
Net Assets:
Beginning of period	101,126,376	86,890,988	84,499,394
End of period	$113,191,152	$101,126,376	$86,890,988
Share Transactions:
Issued	624,002	1,115,592	495,652
Reinvested	—	161,826	348,143
Redeemed	(296,452)	(525,988)	(465,993)
Change in shares	327,550	751,430	377,802
Accumulated undistributed net investment income	$616,044	$—	$217,915

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six		For the nine
	months		months		For the year	For the year	For the year	For the year	For the year
	ended		ended		ended	ended	ended	ended	ended
	June 30,		December		March 31,	March 31,	March 31,	March 31,	March 31,
	2017		31, 2016		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$15.74		$15.32		$15.96	$15.17	$13.53	$12.82	$12.07

Investment Activities:
Operations:
Net investment income	0.09		0.13		0.20	0.17	0.13	0.15	0.12
Net realized and unrealized gains from investment transactions	0.94		0.77		0.27	0.89	1.72	0.71	0.75
Total from investment activities	1.03		0.90		0.47	1.06	1.85	0.86	0.87
Dividends:
Net investment income	—		(0.17)		(0.21)	(0.16)	(0.13)	(0.15)	(0.12)
Net realized gains from investments	—		(0.31)		(0.90)	(0.11)	(0.08)	—	—
Total dividends	—		(0.48)		(1.11)	(0.27)	(0.21)	(0.15)	(0.12)

Net Asset Value, End of Period	$16.77		$15.74		$15.32	$15.96	$15.17	$13.53	$12.82
Total Return	6.54	%(a)	5.87	%(a)	3.10%	7.00%	13.73%	6.83%	7.35%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$113,191		$101,126		$86,891	$84,499	$79,168	$64,728	$57,080
Ratio of net expenses to average net assets	1.00	%(b)	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.16	%(b)	1.13	%(b)	1.29%	1.06%	0.95%	1.25%	1.04%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.02	%(b)	1.05	%(b)	1.06%	1.04%	1.05%	1.10%	1.13%
Portfolio turnover rate	3.69	%(a)	10.18	%(a)	15.56%	21.62%	6.50%	15.93%	24.56%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)                       Not annualized for period less than one year.

(b)                       Annualized for periods less than one year.

(c)                        During the periods certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Equity Fund
June 30, 2017 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.4%)
Consumer Discretionary (12.3%)
Advance Auto Parts, Inc.	9,400	1,095,946
Autoliv, Inc.	5,500	603,900
Charter Communications, Inc., Class A (a)	5,379	1,811,916
Comcast Corp., Class A	70,000	2,724,400
Dollar General Corp.	22,000	1,585,980
McDonald’s Corp.	13,000	1,991,080
NIKE, Inc., Class B	45,000	2,655,000
Omnicom Group, Inc.	40,000	3,316,000
Priceline Group, Inc. (a)	1,100	2,057,572
Ross Stores, Inc.	43,000	2,482,390
Starbucks Corp.	40,000	2,332,400
The TJX Cos., Inc.	3,000	216,510
		22,873,094
Consumer Staples (10.8%)
Church & Dwight Co., Inc.	32,000	1,660,160
Colgate-Palmolive Co.	36,000	2,668,680
Costco Wholesale Corp.	19,000	3,038,670
CVS Health Corp.	25,000	2,011,500
General Mills, Inc.	35,000	1,939,000
PepsiCo, Inc.	26,000	3,002,740
Procter & Gamble Co.	18,000	1,568,700
Reckitt Benckiser Group PLC, Sponsored ADR	120,000	2,484,000
The Hershey Co.	16,000	1,717,920
		20,091,370
Energy (3.0%)
Apache Corp.	32,000	1,533,760
ConocoPhillips	56,000	2,461,760
Dril-Quip, Inc. (a)	22,000	1,073,600
Oceaneering International, Inc.	23,000	525,320
		5,594,440
Financials (17.7%)
American Express Co.	25,000	2,106,000
BB&T Corp.	17,000	771,970
Chubb Ltd.	18,000	2,616,840
Cincinnati Financial Corp.	33,000	2,390,850
Comerica, Inc.	23,000	1,684,520
Discover Financial Services	33,000	2,052,270
JPMorgan Chase & Co.	45,000	4,113,000
Northern Trust Corp.	24,000	2,333,040
PNC Financial Services Group, Inc.	28,500	3,558,795
State Street Corp.	28,000	2,512,440
SunTrust Banks, Inc.	45,000	2,552,400
T. Rowe Price Group, Inc.	28,000	2,077,880
U.S. Bancorp	81,500	4,231,480
Wells Fargo & Co.	1,000	55,410
		33,056,895
Health Care (15.0%)
Becton, Dickinson & Co.	17,000	3,316,870
C.R. Bard, Inc.	7,000	2,212,770
DENTSPLY SIRONA, Inc.	20,000	1,296,800
Express Scripts Holding Co. (a)	500	31,920
Johnson & Johnson, Inc.	35,000	4,630,150
Medtronic PLC	29,000	2,573,750
Merck & Co., Inc.	38,000	2,435,420
Mettler-Toledo International, Inc. (a)	4,800	2,824,992
Stryker Corp.	21,000	2,914,380
UnitedHealth Group, Inc.	18,000	3,337,560
Waters Corp. (a)	13,000	2,389,920
		27,964,532
Industrials (12.8%)
3M Co.	17,500	3,643,325
Deere & Co.	17,000	2,101,030
Donaldson Co., Inc.	25,000	1,138,500
Emerson Electric Co.	40,000	2,384,800
Hubbell, Inc.	22,000	2,489,740
Illinois Tool Works, Inc.	21,000	3,008,250
Lincoln Electric Holdings, Inc.	20,000	1,841,800
Union Pacific Corp.	29,000	3,158,390
United Parcel Service, Inc., Class B	23,000	2,543,570
W.W. Grainger, Inc.	9,000	1,624,770
		23,934,175
Information Technology (20.7%)
Accenture PLC, Class A	28,000	3,463,040
Alphabet, Inc., Class A (a)	2,500	2,324,200
Alphabet, Inc., Class C (a)	4,700	4,271,031
Apple, Inc.	48,500	6,984,970
Automatic Data Processing, Inc.	29,000	2,971,340
Cisco Systems, Inc.	88,000	2,754,400
Cognizant Technology Solutions Corp., Class A	20,000	1,328,000
International Business Machines Corp.	2,000	307,660
Microsoft Corp.	88,000	6,065,840
Oracle Corp.	90,000	4,512,600
Visa, Inc., Class A	36,000	3,376,080
		38,359,161
Materials (3.6%)
AptarGroup, Inc.	26,000	2,258,360
PPG Industries, Inc.	20,000	2,199,200
Praxair, Inc.	17,500	2,319,625
		6,777,185
Utilities (2.5%)
Consolidated Edison, Inc.	30,000	2,424,600
Eversource Energy	37,000	2,246,270
		4,670,870

TOTAL COMMON STOCKS (Cost $105,426,350)		183,321,722

INVESTMENT COMPANIES (1.6%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.87%(b)	2,945,634	2,945,634
TOTAL INVESTMENT COMPANIES (Cost $2,945,634)		2,945,634

Total Investments (Cost $108,371,984) — 100.0%( c)		186,267,356
Other assets in excess of liabilities — 0.0%		35,246
NET ASSETS — 100.0%		$186,302,602

(a)     Non-income producing security.

(b)     Rate disclosed is the seven day yield as of June 30, 2017.

(c)     See Federal Tax Information listed in the Notes to the Financial Statements.

ADR       American Depositary Receipt

See Notes to Financial Statements

Financial Statements	Walden Equity Fund

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

Assets:
Investments, at fair value (cost $108,371,984)	$186,267,356
Dividends receivable	196,930
Receivable for capital shares issued	1,226
Prepaid expenses	14,912
Total Assets	186,480,424
Liabilities:
Payable for capital shares redeemed	17,055
Accrued expenses and other liabilities:
Investment adviser	105,451
Administration and accounting	15,581
Chief compliance officer	2,313
Custodian	3,655
Shareholder servicing fees	13,215
Transfer agent	7,936
Trustee	1,347
Other	11,269
Total Liabilities	177,822
Net Assets	$186,302,602
Composition of Net Assets:
Capital	$104,009,828
Accumulated undistributed net investment income	930,194
Accumulated net realized gains (losses) from investment transactions	3,467,208
Net unrealized appreciation from investments	77,895,372
Net Assets	$186,302,602
Shares outstanding (par value $0.01, unlimited number of shares authorized)	9,108,723
Net Asset Value, Offering Price and Redemption price per share	$20.45

STATEMENT OF OPERATIONS

For the period ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$1,839,732
Total Investment Income	1,839,732
Expenses:
Investment adviser	682,077
Administration and accounting	73,693
Chief compliance officer	9,743
Custodian	13,284
Shareholder servicing	108,442
Transfer agency	28,169
Trustee	6,396
Other	48,804
Total expenses before fee reductions	970,608
Fees contractually reduced by the investment adviser	(61,070)
Net Expenses	909,538
Net Investment Income	930,194
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	3,086,471
Change in unrealized appreciation/depreciation from investments	11,050,545
Net realized/unrealized gains (losses) from investments	14,137,016
Change in Net Assets Resulting from Operations	$15,067,210

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the nine
	months	months ended	For the year
	ended	December 31,	ended
	June 30, 2017	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$930,194	$1,330,065	$1,815,115
Net realized gains from investment transactions	3,086,471	1,501,606	7,214,050
Change in unrealized appreciation/depreciation from investments	11,050,545	12,051,364	(3,912,669)
Change in Net Assets Resulting from Operations	15,067,210	14,883,035	5,116,496
Dividends:
Net investment income	—	(1,666,011)	(1,870,888)
Net realized gains from investment transactions	—	(4,339,839)	(7,516,146)
Change in Net Assets Resulting from Shareholder Dividends	—	(6,005,850)	(9,387,034)
Capital Share Transactions:
Proceeds from shares issued	12,363,784	21,048,733	22,257,331
Dividends reinvested	—	5,332,754	8,562,564
Cost of shares redeemed	(22,958,450)	(17,994,687)	(19,482,695)
Change in Net Assets Resulting from Capital Share Transactions	(10,594,666)	8,386,800	11,337,200
Change in Net Assets	4,472,544	17,263,985	7,066,662
Net Assets:
Beginning of period	181,830,058	164,566,073	157,499,411
End of period	$186,302,602	$181,830,058	$164,566,073
Share Transactions:
Issued	625,677	1,143,143	1,287,052
Reinvested	—	281,858	489,010
Redeemed	(1,176,604)	(968,060)	(1,064,374)
Change in shares	(550,927)	456,941	711,688
Accumulated undistributed net investment income	$930,194	$—	$333,842

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six		For the nine
	months		months		For the year	For the year	For the year	For the year	For the year
	ended		ended		ended	ended	ended	ended	ended
	June 30,		December		March 31,	March 31,	March 31,	March 31,	March 31,
	2017		31, 2016		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$18.82		$17.88		$18.55	$18.19	$15.41	$14.39	$13.32

Investment Activities:
Operations:
Net investment income	0.10		0.14		0.23	0.18	0.16	0.16	0.13
Net realized and unrealized gains from investment transactions	1.53		1.44		0.29	1.29	2.86	1.01	1.06
Total from investment activities	1.63		1.58		0.52	1.47	3.02	1.17	1.19
Dividends:
Net investment income	—		(0.18)		(0.24)	(0.18)	(0.15)	(0.15)	(0.12)
Net realized gains from investments	—		(0.46)		(0.95)	(0.93)	(0.09)	—	—
Total dividends	—		(0.64)		(1.19)	(1.11)	(0.24)	(0.15)	(0.12)

Net Asset Value, End of Period	$20.45		$18.82		$17.88	$18.55	$18.19	$15.41	$14.39
Total Return	8.66	%(a)	8.80	%(a)	2.92%	8.13%	19.66%	8.27%	9.06%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$186,303		$181,830		$164,566	$157,499	$151,879	$130,698	$104,206
Ratio of net expenses to average net assets	1.00	%(b)	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.02	%(b)	1.00	%(b)	1.21%	0.95%	0.95%	1.22%	0.97%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.07	%(b)	1.09	%(b)	1.10%	1.09%	1.08%	1.14%	1.09%
Portfolio turnover rate	4.07	%(a)	9.94	%(a)	17.78%	21.31%	12.33%	10.34%	11.06%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)    Not annualized for period less than one year.

(b)    Annualized for periods less than one year.

(c)    During the periods certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Midcap Fund
June 30, 2017 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (97.7%)
Consumer Discretionary (14.3%)
Advance Auto Parts, Inc.	3,000	349,770
Autoliv, Inc.	3,750	411,750
Dollar General Corp.	8,925	643,403
Hasbro, Inc.	4,575	510,158
Hyatt Hotels Corp., Class A (a)	11,025	619,715
LKQ Corp. (a)	13,250	436,588
Omnicom Group, Inc.	10,000	829,000
O’Reilly Automotive, Inc. (a)	2,000	437,480
Polaris Industries, Inc.	4,000	368,920
Ross Stores, Inc.	12,950	747,603
Sally Beauty Holdings, Inc. (a)	20,000	405,000
Williams Sonoma, Inc.	8,875	430,438
		6,189,825
Consumer Staples (6.0%)
Church & Dwight Co., Inc.	14,050	728,914
McCormick & Co., Inc.	3,600	351,036
The Clorox Co.	4,500	599,580
The Hershey Co.	4,000	429,480
Whole Foods Market, Inc.	12,000	505,320
		2,614,330
Energy (2.8%)
Dril-Quip, Inc. (a)	9,625	469,700
Helmerich & Payne, Inc.	5,225	283,927
Technipfmc PLC (a)	16,525	449,480
		1,203,107
Financials (14.9%)
American Financial Group, Inc.	4,875	484,429
Brown & Brown, Inc.	11,000	473,770
Commerce Bancshares, Inc.	8,732	496,240
Discover Financial Services	6,325	393,352
East West Bancorp, Inc.	8,200	480,356
Eaton Vance Corp.	9,125	431,795
FactSet Research Systems, Inc.	4,025	668,875
Moody’s Corp.	3,400	413,712
Northern Trust Corp.	9,075	882,180
SEI Investments Co.	8,475	455,786
Signature Bank (a)	3,725	534,649
T. Rowe Price Group, Inc.	4,425	328,379
W. R. Berkley Corp.	6,160	426,087
		6,469,610
Health Care (11.8%)
DENTSPLY SIRONA, Inc.	8,250	534,930
Laboratory Corp. of America Holdings (a)	3,500	539,490
MEDNAX, Inc. (a)	3,925	236,952
Mettler-Toledo International, Inc. (a)	1,350	794,529
ResMed, Inc.	4,425	344,575
STERIS PLC	7,000	570,500
The Cooper Companies, Inc.	2,575	616,506
Varian Medical Systems, Inc. (a)	3,850	397,282
Waters Corp. (a)	2,975	546,924
Zimmer Biomet Holdings, Inc.	4,075	523,230
		5,104,918
Industrials (14.2%)
AMETEK, Inc.	11,000	666,270
Donaldson Co., Inc.	8,875	404,168
Dover Corp.	6,400	513,408
Expeditors International of Washington, Inc.	5,250	296,520
Graco, Inc.	3,500	382,480
Hubbell, Inc.	5,875	664,874
IDEX Corp.	4,775	539,623
Lincoln Electric Holdings, Inc.	6,300	580,167
Nordson Corp.	5,425	658,161
Sensata Technologies Holding NV (a)	9,500	405,840
W.W. Grainger, Inc.	1,625	293,361
Wabtec Corp.	8,075	738,862
		6,143,734
Information Technology (14.9%)
Akamai Technologies, Inc. (a)	6,500	323,765
Amdocs Ltd.	10,000	644,599
ANSYS, Inc. (a)	3,500	425,880
Aspen Technology, Inc. (a)	6,380	352,559
Check Point Software Technologies Ltd. (a)	5,500	599,939
Citrix Systems, Inc. (a)	5,500	437,690
DST Systems, Inc.	5,550	342,435
F5 Networks, Inc. (a)	5,000	635,300
Fiserv, Inc. (a)	2,650	324,201
IPG Photonics Corp. (a)	4,475	649,323
Juniper Networks, Inc.	15,875	442,595
Paychex, Inc.	9,000	512,460
TE Connectivity Ltd.	10,000	786,800
		6,477,546
Materials (7.2%)
AptarGroup, Inc.	7,500	651,450
Avery Dennison Corp.	7,825	691,495
Ball Corp.	11,950	504,410
International Flavors & Fragrances, Inc.	5,925	799,875
Rpm International, Inc.	8,700	474,585
		3,121,815
Real Estate (5.9%)
Digital Realty Trust, Inc.	4,425	499,804
Host Hotels & Resorts, Inc.	23,350	426,605
Jones Lang LaSalle, Inc.	4,500	562,500
Lamar Advertising Co., Class A	6,250	459,813
Realty Income Corp.	11,300	623,533
		2,572,255
Utilities (5.7%)
American Water Works Co., Inc.	4,350	339,083
Consolidated Edison, Inc.	7,850	634,437
Eversource Energy	12,983	788,197
ONE Gas, Inc.	9,900	691,119
		2,452,836

TOTAL COMMON STOCKS (Cost $29,577,273)		42,349,976

INVESTMENT COMPANIES (1.5%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.87%(b)	664,147	664,147
TOTAL INVESTMENT COMPANIES (Cost $664,147)		664,147

Total Investments (Cost $30,241,420) — 99.2%(c)		43,014,123
Other assets in excess of liabilities — 0.8%		356,933
NET ASSETS — 100.0%		$43,371,056

(a)     Non-income producing security.

(b)     Rate disclosed is the seven day yield as of June 30, 2017.

(c)     See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Walden Midcap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

Assets:
Investments, at fair value (cost $30,241,420)	$43,014,123
Dividends receivable	32,555
Receivable for investments sold	348,024
Receivable for capital shares issued	6,789
Receivable for tax reclaims	555
Prepaid expenses	6,575
Total Assets	43,408,621
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	26,379
Administration and accounting	3,126
Chief compliance officer	413
Custodian	641
Transfer agent	5,058
Trustee	240
Other	1,708
Total Liabilities	37,565
Net Assets	$43,371,056
Composition of Net Assets:
Capital	$30,017,875
Accumulated undistributed net investment income	101,795
Accumulated net realized gains (losses) from investment transactions	478,683
Net unrealized appreciation from investments	12,772,703
Net Assets	$43,371,056
Shares outstanding (par value $0.01, unlimited number of shares authorized)	2,687,053
Net Asset Value, Offering Price and Redemption price per share	$16.14

STATEMENT OF OPERATIONS

For the period ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$304,162
Total Investment Income	304,162
Expenses:
Investment adviser	155,040
Administration and accounting	16,487
Chief compliance officer	2,105
Custodian	2,865
Shareholder servicing	1,118
Transfer agency	18,131
Trustee	1,372
Other	13,170
Total expenses before fee reductions	210,288
Fees contractually reduced by the investment adviser	(3,455)
Net Expenses	206,833
Net Investment Income	97,329
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	500,405
Change in unrealized appreciation/depreciation from investments	2,702,884
Net realized/unrealized gains (losses) from investments	3,203,289
Change in Net Assets Resulting from Operations	$3,300,618

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the nine
	months	months ended	For the year
	ended	December 31,	ended
	June 30, 2017	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$97,329	$270,015	$201,196
Net realized gains from investment transactions	500,405	1,060,526	1,695,089
Change in unrealized appreciation/depreciation from investments	2,702,884	1,336,027	(1,472,122)
Change in Net Assets Resulting from Operations	3,300,618	2,666,568	424,163
Dividends:
Net investment income	—	(298,358)	(189,252)
Net realized gains from investment transactions	—	(1,581,320)	(1,580,533)
Change in Net Assets Resulting from Shareholder Dividends	—	(1,879,678)	(1,769,785)
Capital Share Transactions:
Proceeds from shares issued	1,491,204	1,818,727	1,992,838
Dividends reinvested	—	1,735,400	1,713,082
Cost of shares redeemed	(479,317)	(825,866)	(1,775,818)
Change in Net Assets Resulting from Capital Share Transactions	1,011,887	2,728,261	1,930,102
Change in Net Assets	4,312,505	3,515,151	584,480
Net Assets:
Beginning of period	39,058,551	35,543,400	34,958,920
End of period	$43,371,056	$39,058,551	$35,543,400
Share Transactions:
Issued	96,150	121,921	136,967
Reinvested	—	114,775	122,014
Redeemed	(30,607)	(55,474)	(121,971)
Change in shares	65,543	181,222	137,010
Accumulated undistributed net investment income	$101,795	$4,466	$32,810

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

									Period
	For the six		For the nine						August 1,
	months		months		For the year	For the year	For the year	For the year	2011(d)
	ended		ended		ended	ended	ended	ended	through
	June 30,		December		March 31,	March 31,	March 31,	March 31,	March 31,
	2017		31, 2016		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$14.90		$14.57		$15.18	$14.06	$12.06	$11.11	$10.00

Investment Activities:
Operations:
Net investment income	0.04		0.11		0.09	0.05	0.04	0.06	0.02
Net realized and unrealized gains from investment transactions	1.20		0.97		0.07	1.65	2.08	0.95	1.11
Total from investment activities	1.24		1.08		0.16	1.70	2.12	1.01	1.13
Dividends:
Net investment income	—		(0.12)		(0.08)	(0.05)	(0.03)	(0.06)	(0.02)
Net realized gains from investments	—		(0.63)		(0.69)	(0.53)	(0.09)	—	—
Total dividends	—		(0.75)		(0.77)	(0.58)	(0.12)	(0.06)	(0.02)

Net Asset Value, End of Period	$16.14		$14.90		$14.57	$15.18	$14.06	$12.06	$11.11
Total Return	8.32	%(a)	7.36	%(a)	1.27%	12.25%	17.65%	9.12%	11.33	%(a)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$43,371		$39,059		$35,543	$34,959	$30,577	$24,390	$14,213
Ratio of net expenses to average net assets	1.00	%(b)	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00	%(b)
Ratio of net investment income to average net assets	0.47	%(b)	0.97	%(b)	0.59%	0.35%	0.30%	0.58%	0.34	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.02	%(b)	1.04	%(b)	1.07%	1.04%	1.04%	1.23%	1.34	%(b)
Portfolio turnover rate	11.71	%(a)	12.59	%(a)	20.10%	16.06%	14.86%	12.32%	8.43	%(a)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)     Not annualized for period less than one year.

(b)     Annualized for periods less than one year.

(c)     During the periods certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

(d)     Commencement of operations on August 1, 2011.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden SMID Cap Fund
June 30, 2017 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.0%)
Consumer Discretionary (13.0%)
Big Lots, Inc.	10,400	502,320
Brinker International, Inc.	8,500	323,850
Cheesecake Factory, Inc.	7,300	367,190
Choice Hotels International, Inc.	7,700	494,725
Dorman Products, Inc. (a)	7,300	604,221
Gentherm, Inc. (a)	8,400	325,920
Ilg, Inc.	13,200	362,868
Interpublic Group of Cos., Inc.	17,000	418,200
Nordstrom, Inc.	8,200	392,206
Polaris Industries, Inc.	3,000	276,690
Sally Beauty Holdings, Inc. (a)	11,100	224,775
Tenneco, Inc.	5,100	294,933
Texas Roadhouse, Inc.	7,900	402,505
Tiffany & Co.	4,000	375,480
Williams Sonoma, Inc.	6,600	320,100
		5,685,983
Consumer Staples (2.8%)
Flowers Foods, Inc.	26,100	451,791
Whole Foods Market, Inc.	18,575	782,193
		1,233,984
Energy (3.1%)
Dril-Quip, Inc. (a)	3,900	190,320
Forum Energy Technologies, Inc. (a)	17,800	277,680
Helmerich & Payne, Inc.	6,225	338,267
Oceaneering International, Inc.	8,200	187,288
Technipfmc PLC (a)	12,600	342,720
		1,336,275
Financials (17.7%)
American Financial Group, Inc.	5,000	496,850
Bank of Hawaii Corp.	6,700	555,899
Brown & Brown, Inc.	9,900	426,393
Cohen & Steers, Inc.	8,900	360,806
Commerce Bancshares, Inc.	8,500	483,055
CVB Financial Corp.	15,600	349,908
East West Bancorp, Inc.	12,700	743,965
Eaton Vance Corp.	13,200	624,624
Everest Re Group Ltd.	1,825	464,627
FactSet Research Systems, Inc.	3,200	531,776
SEI Investments Co.	8,400	451,752
Signature Bank (a)	3,900	559,767
SVB Financial Group (a)	2,900	509,791
Texas Capital Bancshares, Inc. (a)	3,825	296,055
UMB Financial Corp.	6,500	486,590
W. R. Berkley Corp.	4,800	332,016
		7,673,874
Health Care (14.0%)
Chemed Corp.	3,300	674,949
Masimo Corp. (a)	4,500	410,310
MEDNAX, Inc. (a)	5,500	332,035
Mettler-Toledo International, Inc. (a)	1,200	706,248
Owens & Minor, Inc.	9,200	296,148
PAREXEL International Corp. (a)	5,400	469,314
PerkinElmer, Inc.	5,000	340,700
ResMed, Inc.	6,600	513,942
STERIS PLC	5,600	456,400
The Cooper Companies, Inc.	2,500	598,550
Varian Medical Systems, Inc. (a)	5,400	557,226
Waters Corp. (a)	4,100	753,744
		6,109,566
Industrials (14.8%)
Applied Industrial Technologies, Inc.	7,800	460,590
C.H. Robinson Worldwide, Inc.	5,200	357,136
Donaldson Co., Inc.	11,600	528,264
Expeditors International of Washington, Inc.	9,600	542,208
Franklin Electric Co., Inc.	8,200	339,480
Hubbell, Inc.	4,925	557,362
IDEX Corp.	3,300	372,933
Lincoln Electric Holdings, Inc.	4,900	451,241
Nordson Corp.	5,000	606,600
Sensata Technologies Holding NV (a)	8,600	367,392
The Toro Co.	6,250	433,063
UniFirst Corp.	3,800	534,660
Valmont Industries, Inc.	2,275	340,340
Wabtec Corp.	6,200	567,300
		6,458,569
Information Technology (15.3%)
Akamai Technologies, Inc. (a)	6,600	328,746
Amdocs Ltd.	9,900	638,154
ANSYS, Inc. (a)	4,000	486,720
Aspen Technology, Inc. (a)	9,400	519,444
DST Systems, Inc.	11,400	703,380
F5 Networks, Inc. (a)	4,200	533,652
InterDigital, Inc.	4,400	340,120
IPG Photonics Corp. (a)	6,000	870,600
Juniper Networks, Inc.	14,900	415,412
NetApp, Inc.	10,000	400,500
NETGEAR, Inc. (a)	8,800	379,280
Plantronics, Inc.	6,600	345,246
Tech Data Corp. (a)	3,500	353,500
Teradata Corp. (a)	12,200	359,778
		6,674,532
Materials (5.6%)
AptarGroup, Inc.	5,500	477,730
Avery Dennison Corp.	5,200	459,524
International Flavors & Fragrances, Inc.	4,400	594,000
Rpm International, Inc.	8,100	441,855
Silgan Holdings, Inc.	14,500	460,810
		2,433,919
Real Estate (8.6%)
CoreSite Realty Corp.	6,400	662,592
DuPont Fabros Technology, Inc.	9,000	550,440
Jones Lang LaSalle, Inc.	4,100	512,500
Lamar Advertising Co., Class A	5,500	404,635
LaSalle Hotel Properties	14,600	435,080
National Health Investors, Inc.	4,400	348,480
Ryman Hospitality Properties, Inc.	7,700	492,877
Tanger Factory Outlet Centers, Inc.	13,200	342,936
		3,749,540
Utilities (3.1%)
American States Water Co.	6,700	317,647
New Jersey Resources Corp.	10,600	420,820
ONE Gas, Inc.	9,000	628,290
		1,366,757

TOTAL COMMON STOCKS (Cost $33,217,917)		42,722,999

INVESTMENT COMPANIES (1.6%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.87%(b)	719,128	719,128
TOTAL INVESTMENT COMPANIES (Cost $719,128)		719,128

Total Investments (Cost $33,937,045) — 99.6%(c)		43,442,127
Other assets in excess of liabilities — 0.4%		165,492
NET ASSETS — 100.0%		$43,607,619

(a)              Non-income producing security.

(b)              Rate disclosed is the seven day yield as of June 30, 2017.

(c)               See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Walden SMID Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

Assets:
Investments, at fair value (cost $33,937,045)	$43,442,127
Dividends receivable	50,565
Receivable for capital shares issued	140,000
Prepaid expenses	9,346
Total Assets	43,642,038
Liabilities:
Payable for capital shares redeemed	4
Accrued expenses and other liabilities:
Investment adviser	24,109
Administration and accounting	2,743
Chief compliance officer	327
Custodian	518
Shareholder servicing fees	64
Transfer agent	4,940
Trustee	190
Other	1,524
Total Liabilities	34,419
Net Assets	$43,607,619
Composition of Net Assets:
Capital	$33,752,068
Accumulated undistributed net investment income	135,073
Accumulated net realized gains (losses) from investment transactions	215,396
Net unrealized appreciation from investments	9,505,082
Net Assets	$43,607,619
Shares outstanding (par value $0.01, unlimited number of shares authorized)	2,788,038
Net Asset Value, Offering Price and Redemption price per share	$15.64

STATEMENT OF OPERATIONS

For the period ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$320,862
Total Investment Income	320,862
Expenses:
Investment adviser	149,811
Administration and accounting	15,555
Chief compliance officer	1,940
Custodian	2,670
Shareholder servicing	6,092
Transfer agency	18,855
Trustee	1,265
Other	16,610
Total expenses before fee reductions	212,798
Fees contractually reduced by the investment adviser	(12,915)
Net Expenses	199,883
Net Investment Income	120,979
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	239,423
Change in unrealized appreciation/depreciation from investments	2,406,940
Net realized/unrealized gains (losses) from investments	2,646,363
Change in Net Assets Resulting from Operations	$2,767,342

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the nine
	months	months ended	For the year
	ended	December 31,	ended
	June 30, 2017	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$120,979	$287,328	$85,801
Net realized gains from investment transactions	239,423	824,662	2,067,072
Change in unrealized appreciation/depreciation from investments	2,406,940	3,678,759	(2,573,638)
Change in Net Assets Resulting from Operations	2,767,342	4,790,749	(420,765)
Dividends:
Net investment income	—	(335,455)	(46,429)
Net realized gains from investment transactions	—	(1,605,637)	(1,794,699)
Change in Net Assets Resulting from Shareholder Dividends	—	(1,941,092)	(1,841,128)
Capital Share Transactions:
Proceeds from shares issued	4,280,541	4,827,253	7,159,481
Dividends reinvested	—	1,350,333	1,419,506
Cost of shares redeemed	(1,568,717)	(3,350,858)	(2,234,323)
Change in Net Assets Resulting from Capital Share Transactions	2,711,824	2,826,728	6,344,664
Change in Net Assets	5,479,166	5,676,385	4,082,771
Net Assets:
Beginning of period	38,128,453	32,452,068	28,369,297
End of period	$43,607,619	$38,128,453	$32,452,068
Share Transactions:
Issued	279,205	338,923	543,712
Reinvested	—	90,687	109,954
Redeemed	(103,575)	(239,469)	(161,080)
Change in shares	175,630	190,141	492,586
Accumulated undistributed net investment income	$135,073	$14,094	$53,299

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six		For the nine					Period June
	months		months		For the year	For the year	For the year	28, 2012(d)
	ended		ended		ended	ended	ended	through
	June 30,		December		March 31,	March 31,	March 31,	March 31,
	2017		31, 2016		2016	2015	2014	2013
	(Unaudited)
Net Asset Value, Beginning of Period	$14.60		$13.40		$14.70	$13.97	$12.09	$10.00

Investment Activities:
Operations:
Net investment income	0.04		0.12		0.04	0.01	(0.01)	0.03
Net realized and unrealized gains (losses) from investment transactions	1.00		1.87		(0.44)	1.03	2.38	2.09
Total from investment activities	1.04		1.99		(0.40)	1.04	2.37	2.12
Dividends:
Net investment income	—		(0.14)		(0.02)	(0.01)	—	(0.03)
Net realized gains from investments	—		(0.65)		(0.88)	(0.30)	(0.49)	—
Total dividends	—		(0.79)		(0.90)	(0.31)	(0.49)	(0.03)

Net Asset Value, End of Period	$15.64		$14.60		$13.40	$14.70	$13.97	$12.09
Total Return	7.12	%(a)	14.73	%(a)	(2.47)%	7.60%	19.68%	21.28	%(a)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$43,608		$38,128		$32,452	$28,369	$25,780	$20,458
Ratio of net expenses to average net assets	1.00	%(b)	1.00	%(b)	1.00%	1.00%	1.00%	1.00	%(b)
Ratio of net investment income to average net assets	0.61	%(b)	1.12	%(b)	0.30%	0.08%	(0.05)%	0.43	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.07	%(b)	1.12	%(b)	1.15%	1.12%	1.12%	1.60	%(b)
Portfolio turnover rate	12.57	%(a)	20.85	%(a)	43.24%	33.61%	51.57%	13.31	%(a)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)   Not annualized for period less than one year.

(b)   Annualized for periods less than one year.

(c)   During the periods certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

(d)   Commencement of operations on June 28, 2012.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Small Cap Fund
June 30, 2017 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (99.2%)
Consumer Discretionary (14.1%)
Big Lots, Inc.	21,775	1,051,733
Brinker International, Inc.	16,625	633,413
Cheesecake Factory, Inc.	21,200	1,066,360
Choice Hotels International, Inc.	22,775	1,463,293
Dorman Products, Inc. (a)	17,400	1,440,198
Gentherm, Inc. (a)	14,625	567,450
Ilg, Inc.	41,075	1,129,152
Monro Muffler Brake, Inc.	18,200	759,850
Sally Beauty Holdings, Inc. (a)	34,425	697,106
Tenneco, Inc.	13,625	787,934
Texas Roadhouse, Inc.	16,900	861,055
The Cato Corp., Class A	24,450	430,076
Tupperware Brands Corp.	6,600	463,518
Williams Sonoma, Inc.	18,575	900,887
		12,252,025
Consumer Staples (2.6%)
Flowers Foods, Inc.	49,000	848,190
Tootsie Roll Industries, Inc.	21,926	764,121
United Natural Foods, Inc. (a)	16,875	619,313
		2,231,624
Energy (2.1%)
Dril-Quip, Inc. (a)	9,150	446,520
Forum Energy Technologies, Inc. (a)	41,275	643,890
Natural Gas Services Group, Inc. (a)	14,825	368,401
Oceaneering International, Inc.	17,400	397,416
		1,856,227
Financials (18.5%)
1st Source Corp.	9,250	443,445
Artisan Partners Asset Management, Inc., Class A	21,400	656,980
Bank of Hawaii Corp.	18,500	1,534,944
Bridge BanCorp, Inc.	10,700	356,310
Camden National Corp.	9,850	422,664
Cohen & Steers, Inc.	22,375	907,083
Commerce Bancshares, Inc.	19,800	1,125,233
CVB Financial Corp.	31,525	707,106
Eagle Bancorp, Inc. (a)	10,350	655,155
Eaton Vance Corp.	28,950	1,369,913
Horace Mann Educators Corp.	14,425	545,265
Independent Bank Corp.	13,925	928,101
Infinity Property & Casualty Corp.	8,150	766,100
Lakeland Financial Corp.	15,925	730,639
Morningstar, Inc.	14,525	1,137,889
Texas Capital Bancshares, Inc. (a)	9,050	700,470
Tompkins Financial Corp.	7,450	586,464
UMB Financial Corp.	14,925	1,117,286
Washington Federal, Inc.	24,875	825,850
Washington Trust BanCorp, Inc.	8,950	461,373
		15,978,270
Health Care (15.6%)
Anika Therapeutics, Inc. (a)	15,925	785,740
Atrion Corp.	1,050	675,465
Bio-Techne Corp.	7,400	869,500
Bruker Corp.	48,650	1,403,066
Chemed Corp.	7,850	1,605,560
CorVel Corp. (a)	8,825	418,746
Ensign Group, Inc.	29,550	643,304
Globus Medical, Inc., Class A (a)	22,975	761,621
Haemonetics Corp. (a)	18,400	726,616
Hill-Rom Holdings, Inc.	14,400	1,146,383
Masimo Corp. (a)	9,150	834,297
Meridian Bioscience, Inc.	43,775	689,456
Owens & Minor, Inc.	30,150	970,529
PAREXEL International Corp. (a)	11,450	995,120
U.S. Physical Therapy, Inc.	17,200	1,038,880
		13,564,283
Industrials (13.3%)
Applied Industrial Technologies, Inc.	21,675	1,279,909
Donaldson Co., Inc.	23,600	1,074,744
Franklin Electric Co., Inc.	23,975	992,565
Herman Miller, Inc.	18,700	568,480
Hub Group, Inc., Class A (a)	21,575	827,401
Kadant, Inc.	5,975	449,320
Landstar System, Inc.	10,750	920,200
Lincoln Electric Holdings, Inc.	9,450	870,251
Tennant Co.	16,025	1,182,645
The Toro Co.	16,625	1,151,946
UniFirst Corp.	8,500	1,195,950
Valmont Industries, Inc.	6,950	1,039,720
		11,553,131
Information Technology (16.7%)
Aspen Technology, Inc. (a)	22,275	1,230,917
Coherent, Inc. (a)	5,050	1,136,200
DST Systems, Inc.	21,600	1,332,719
ExlService Holdings, Inc. (a)	14,225	790,626
InterDigital, Inc.	13,325	1,030,023
IPG Photonics Corp. (a)	7,300	1,059,230
NETGEAR, Inc. (a)	21,525	927,728
NIC, Inc.	66,000	1,250,700
Plantronics, Inc.	20,200	1,056,661
Power Integrations, Inc.	13,425	978,683
Syntel, Inc.	23,875	404,920
Tech Data Corp. (a)	9,450	954,450
Teradata Corp. (a)	30,150	889,123
Ubiquiti Networks, Inc. (a)	14,725	765,258
WEX, Inc. (a)	5,875	612,586
		14,419,824
Materials (6.2%)
AptarGroup, Inc.	15,300	1,328,958
Bemis Co., Inc.	23,875	1,104,219
Calgon Carbon Corp.	33,325	503,208
Minerals Technologies, Inc.	12,000	878,399
Quaker Chemical Corp.	4,825	700,735
Silgan Holdings, Inc.	28,250	897,785
		5,413,304
Real Estate (6.5%)
CoreSite Realty Corp.	13,425	1,389,890
DuPont Fabros Technology, Inc.	12,925	790,493
LaSalle Hotel Properties	28,750	856,750
National Health Investors, Inc.	9,150	724,680
Ryman Hospitality Properties, Inc.	17,300	1,107,373
Tanger Factory Outlet Centers, Inc.	30,350	788,493
		5,657,679
Utilities (3.6%)
American States Water Co.	11,650	552,327
New Jersey Resources Corp.	21,875	868,438
ONE Gas, Inc.	23,775	1,659,732
		3,080,497

TOTAL COMMON STOCKS (Cost $65,761,684)		86,006,864

INVESTMENT COMPANIES (1.2%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.87%(b)	1,031,652	1,031,652
TOTAL INVESTMENT COMPANIES (Cost $1,031,652)		1,031,652

Total Investments (Cost $66,793,336) — 100.4%(c)		87,038,516
Liabilities in excess of other assets — (0.4)%		(304,993)
NET ASSETS — 100.0%		$86,733,523

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2017.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Walden Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

Assets:
Investments, at fair value (cost $66,793,336)	$87,038,516
Dividends receivable	99,865
Receivable for capital shares issued	7,868
Prepaid expenses	7,763
Total Assets	87,154,012
Liabilities:
Payable for capital shares redeemed	342,939
Accrued expenses and other liabilities:
Investment adviser	50,087
Administration and accounting	6,524
Chief compliance officer	877
Custodian	1,387
Shareholder servicing fees	8,514
Transfer agent	5,688
Trustee	511
Other	3,962
Total Liabilities	420,489
Net Assets	$86,733,523
Composition of Net Assets:
Capital	$63,806,249
Accumulated undistributed net investment income	273,490
Accumulated net realized gains (losses) from investment transactions	2,408,604
Net unrealized appreciation from investments	20,245,180
Net Assets	$86,733,523
Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,551,566
Net Asset Value, Offering Price and Redemption price per share	$19.06

STATEMENT OF OPERATIONS

For the period ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$647,860
Total Investment Income	647,860
Expenses:
Investment adviser	318,026
Administration and accounting	33,693
Chief compliance officer	4,345
Custodian	5,943
Shareholder servicing	32,342
Transfer agency	20,722
Trustee	2,838
Other	25,635
Total expenses before fee reductions	443,544
Fees contractually reduced by the investment adviser	(19,457)
Net Expenses	424,087
Net Investment Income	223,773
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,501,451
Change in unrealized appreciation/depreciation from investments	1,082,728
Net realized/unrealized gains (losses) from investments	2,584,179
Change in Net Assets Resulting from Operations	$2,807,952

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the nine
	months	months ended	For the year
	ended	December 31,	ended
	June 30, 2017	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$223,773	$655,028	$338,961
Net realized gains from investment transactions	1,501,451	1,896,069	7,497,629
Change in unrealized appreciation/depreciation from investments	1,082,728	9,644,974	(9,256,458)
Change in Net Assets Resulting from Operations	2,807,952	12,196,071	(1,419,868)
Dividends:
Net investment income	—	(784,955)	(296,905)
Net realized gains from investment transactions	—	(2,494,801)	(11,528,479)
Change in Net Assets Resulting from Shareholder Dividends	—	(3,279,756)	(11,825,384)
Capital Share Transactions:
Proceeds from shares issued	4,300,786	6,739,873	2,460,171
Dividends reinvested	—	2,655,254	9,605,667
Cost of shares redeemed	(5,573,983)	(2,866,880)	(16,806,854)
Change in Net Assets Resulting from Capital Share Transactions	(1,273,197)	6,528,247	(4,741,016)
Change in Net Assets	1,534,755	15,444,562	(17,986,268)
Net Assets:
Beginning of period	85,198,768	69,754,206	87,740,474
End of period	$86,733,523	$85,198,768	$69,754,206
Share Transactions:
Issued	231,776	398,334	149,403
Reinvested	—	141,012	612,606
Redeemed	(295,557)	(164,119)	(985,635)
Change in shares	(63,781)	375,227	(223,626)
Accumulated undistributed net investment income	$273,490	$49,717	$140,930

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six		For the nine
	months		months		For the year	For the year	For the year	For the year	For the year
	ended		ended		ended	ended	ended	ended	ended
	June 30,		December		March 31,	March 31,	March 31,	March 31,	March 31,
	2017		31, 2016		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$18.46		$16.45		$19.66	$20.43	$18.48	$16.92	$17.64

Investment Activities:
Operations:
Net investment income	0.05		0.16		0.08	0.04	0.01	0.07	0.01
Net realized and unrealized gains (losses) from investment transactions	0.55		2.58		(0.38)	0.66	3.42	1.93	0.27
Total from investment activities	0.60		2.74		(0.30)	0.70	3.43	2.00	0.28
Dividends:
Net investment income	—		(0.17)		(0.07)	(0.02)	—	(0.07)	(0.02)
Net realized gains from investments	—		(0.56)		(2.84)	(1.45)	(1.48)	(0.37)	(0.98)
Total dividends	—		(0.73)		(2.91)	(1.47)	(1.48)	(0.44)	(1.00)

Net Asset Value, End of Period	$19.06		$18.46		$16.45	$19.66	$20.43	$18.48	$16.92
Total Return	3.25	%(a)	16.57	%(a)	(0.80)%	3.86%	18.58%	12.05%	2.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$86,734		$85,199		$69,754	$87,740	$103,791	$95,233	$69,544
Ratio of net expenses to average net assets	1.00	%(b)	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.53	%(b)	1.14	%(b)	0.45%	0.17%	0.03%	0.40%	0.06%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.05	%(b)	1.06	%(b)	1.06%	1.01%	1.05%	1.09%	1.15%
Portfolio turnover rate	11.27	%(a)	14.71	%(a)	38.05%	28.74%	36.60%	31.98%	24.62%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for period less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden International Equity Fund
June 30, 2017 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (97.0%)
Australia (6.2%)
Australia & New Zealand Banking Group Ltd.	8,283	182,772
Brambles Ltd.	34,113	255,016
Commonwealth Bank of Australia	5,208	331,225
CSL Ltd.	2,102	223,026
Origin Energy Ltd.(a)	32,226	169,874
Telstra Corp. Ltd.	85,909	283,780
Westpac Banking Corp.	7,698	180,193
Woodside Petroleum Ltd.	7,147	163,902
		1,789,788
Belgium (0.8%)
Colruyt SA	4,446	234,134
		234,134
Canada (8.7%)
Bank of Montreal	3,613	265,332
BCE, Inc.	4,642	209,080
Canadian National Railway Co.	3,772	306,100
Great-West Lifeco, Inc.	7,230	196,001
Intact Financial Corp.	3,270	247,053
Metro, Inc.	6,438	211,919
Royal Bank of Canada	5,452	395,928
The Bank of Nova Scotia	5,629	338,669
The Toronto-Dominion Bank	6,598	332,546
		2,502,628
Denmark (1.6%)
Novo Nordisk A/S	5,896	253,376
Novozymes A/S	4,918	215,193
		468,569
Finland (1.0%)
Kone OYJ	5,743	292,136
		292,136
France (8.7%)
Air Liquide SA	2,511	310,308
AXA SA	10,659	291,840
Danone SA	2,466	185,067
Dassault Systemes	2,794	250,562
Essilor International SA	1,441	183,289
Imerys SA	2,108	183,464
Legrand SA	2,819	196,969
L’Oreal SA	1,395	290,838
Publicis Groupe SA	2,918	217,458
Schneider Electric SE	2,282	175,347
Societe BIC SA	1,957	232,346
		2,517,488
Germany (8.6%)
Allianz SE	946	186,660
Beiersdorf AG	2,306	242,516
Deutsche Boerse AG	2,728	288,120
Fresenius SE & Co. KGaA	2,093	179,666
Fuchs Petrolub SE	4,390	239,236
Hannover Rueck SE	1,789	214,854
Henkel AG & Co. KGaA	1,556	188,460
Hugo Boss AG	2,633	184,555
Linde AG	977	185,950
Merck KGaA	1,482	179,296
Muenchener Rueckversicherungs-Gesellschaft AG	855	172,988
SAP AG	2,200	230,246
		2,492,547
Hong Kong (3.2%)
Hang Lung Properties Ltd.	85,400	213,434
Hang Seng Bank Ltd.	13,220	276,574
Hysan Development Co. Ltd.	52,000	248,172
MTR Corp. Ltd.	31,900	179,518
		917,698
Ireland (1.2%)
Experian PLC	8,349	171,313
Kerry Group PLC	2,200	189,442
		360,755
Israel (0.9%)
Nice Systems, Ltd.	3,428	270,145
		270,145
Italy (1.7%)
Luxottica Group SpA	4,464	259,805
Snam SpA	56,087	244,740
		504,545
Japan (19.5%)
Astellas Pharma, Inc.	13,150	161,197
Benesse Holdings, Inc.	5,560	210,219
Canon, Inc.	5,575	189,661
Central Japan Railway Co.	1,115	182,123
Chugai Pharmaceutical Co. Ltd.	5,300	198,596
Daiwa House Industry Co. Ltd.	8,590	294,037
East Japan Railway Co.	1,825	174,851
Fast Retailing Co. Ltd.	505	168,907
JSR Corp.	10,000	173,136
KDDI Corp.	7,500	198,383
Mitsubishi Estate Co. Ltd.	12,000	224,344
Nippon Telegraph & Telephone Corp.	3,680	173,734
Nitto Denko Corp.	2,200	181,703
Nomura Research Institute Ltd.	5,088	201,036
NTT DOCOMO, Inc.	6,810	161,083
Oracle Corporation Japan	3,000	195,169
Oriental Land Co. Ltd.	3,025	205,047
Secom Co. Ltd.	2,735	208,120
Sumitomo Mitsui Financial Group, Inc.	5,950	232,346
Terumo Corp.	6,800	268,357
The Chiba Bank Ltd.	31,245	227,413
The Hachijuni Bank Ltd.	45,240	288,289
The Shizuoka Bank Ltd.	21,180	192,114
The Hachijuni Bank Ltd.	3,850	160,232
Tokyo Gas Co. Ltd.	46,000	239,632
Toyota Motor Corp.	3,200	168,226
Yahoo Japan Corp.	38,735	168,412
Yamato Holdings Co. Ltd.	7,675	155,943
		5,602,310
Luxembourg (0.5%)
Tenaris SA	9,761	152,385
		152,385
Netherlands (4.0%)
Akzo Nobel NV	2,953	256,783
Core Laboratories NV	2,465	249,631
Koninklijke Ahold Delhaize NV	11,324	216,115
Koninklijke Vopak NV	3,990	184,867
Wolters Kluwer NV	6,020	254,569
		1,161,965
Norway (0.9%)
Statoil ASA	15,163	251,527
		251,527

See Notes to Financial Statements

Security Description	Shares	Fair Value ($)
Singapore (1.1%)
ComfortDelGro Corp. Ltd.	90,650	151,452
Singapore Exchange Ltd.	31,800	169,520
		320,972
Spain (3.1%)
Banco Bilbao Vizcaya Argentaria SA	31,160	259,527
Enagas SA	6,312	177,118
Gas Natural SDG SA	8,700	203,626
Inditex SA	6,569	252,248
		892,519
Sweden (2.7%)
Atlas Copco AB	5,128	197,263
Hennes & Mauritz AB	6,988	174,297
Nordea Bank AB	14,600	186,029
Svenska Handelsbanken AB	15,661	224,392
		781,981
Switzerland (8.0%)
ABB Ltd.	7,447	184,901
Cie Financiere Richemont SA	2,623	217,118
Givaudan SA	88	176,390
Nestle SA	5,541	483,424
Novartis AG	2,900	242,303
Roche Holding AG	2,137	546,206
SGS SA	96	232,843
Sonova Holding AG-REG	1,317	214,308
		2,297,493
United Kingdom (14.6%)
Aberdeen Asset Management PLC	49,003	192,893
Admiral Group PLC	7,211	188,134
Burberry Group PLC	8,300	179,567
Compass Group PLC	8,705	183,706
Croda International PLC	4,025	203,797
ITV PLC	75,249	178,086
J Sainsbury PLC	51,734	169,659
Johnson Matthey PLC	4,135	154,730
Marks & Spencer Group PLC	39,034	169,380
National Grid PLC	19,421	240,590
Next PLC	3,965	199,100
Reckitt Benckiser Group PLC	2,198	222,776
RELX PLC	13,106	283,259
Sage Group PLC	27,645	247,678
Schroders PLC	5,200	210,227
Severn Trent PLC	5,954	169,230
Smith & Nephew PLC	10,805	186,551
Smiths Group PLC	10,467	217,588
Unilever PLC	7,812	422,688
WPP PLC	8,264	173,979
		4,193,618

TOTAL COMMON STOCKS (Cost $26,273,788)		28,005,203

INVESTMENT COMPANIES (1.0%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.87%(b)	285,450	285,450
TOTAL INVESTMENT COMPANIES (Cost $285,450)		285,450

Total Investments (Cost $26,559,238) — 98.0%(c)		28,290,653
Other assets in excess of liabilities — 2.0%		587,881
NET ASSETS — 100.0%		$28,878,534

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2017.
(c)	See Federal Ta x Information listed in the Notes to the Financial Statements.

The Fund invested, as a percentage of net assets at value, in the following industries as of June 30, 2017:

Percentage of Total
Industry	Net Assets
Financials	22.3%
Industrials	14.0%
Consumer Discretionary	10.9%
Consumer Staples	10.6%
Health Care	9.8%
Materials	7.9%
Information Technology	6.1%
Energy	5.5%
Telecommunication Services	3.5%
Real Estate	3.4%
Utilities	3.0%
Investment Companies	1.0%
Other net assets	2.0%
Total	100.0%

See Notes to Financial Statements

Financial Statements	Walden International Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

Assets:
Investments, at fair value (cost $26,559,238)	$28,290,653
Cash	278,832
Foreign currency, at fair value (cost $3,572)	3,572
Dividends receivable	79,030
Receivable for investments sold	3,583
Receivable for capital shares issued	225,000
Receivable for tax reclaims	24,296
Prepaid expenses	2,315
Total Assets	28,907,281
Liabilities:
Payable for investments purchased	3,572
Accrued expenses and other liabilities:
Investment adviser	13,316
Administration and accounting	3,851
Chief compliance officer	155
Custodian	3,335
Transfer agent	3,767
Trustee	91
Other	660
Total Liabilities	28,747
Net Assets	$28,878,534
Composition of Net Assets:
Capital	$26,965,496
Accumulated undistributed net investment income	339,331
Accumulated net realized gains (losses) from investment transactions	(159,437)
Net unrealized appreciation from investments and foreign currency translations	1,733,144
Net Assets	$28,878,534
Shares outstanding (par value $0.01, unlimited number of shares authorized)	2,750,007
Net Asset Value, Offering Price and Redemption price per share	$10.50

STATEMENT OF OPERATIONS

For the period ended June 30, 2017 (Unaudited)(a)

Investment Income:
Dividends	$552,401
Less: Foreign tax withholding	(59,955)
Total Investment Income	492,446
Expenses:
Investment adviser	92,716
Administration and accounting	29,610
Chief compliance officer	1,186
Custodian	24,318
Transfer agency	14,353
Trustee	746
Other	7,288
Total expenses before fee reductions	170,217
Fees contractually reduced by the investment adviser	(27,612)
Net Expenses	142,605
Net Investment Income	349,841
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized (losses) from investment transactions	(41,428)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	2,468,159
Net realized/unrealized gains from investments	2,426,731
Change in Net Assets Resulting from Operations	$2,776,572

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSET

	For the six	For the nine	For the period
	months	months ended	June 9, 2015(a)
	ended	December 31,	through
	June 30, 2017	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$349,841	$192,131	$97,506
Net realized gains from investment transactions	(41,428)	(73,089)	(41,713)
Change in unrealized appreciation/depreciation from investments	2,468,159	(67,327)	(667,688)
Change in Net Assets Resulting from Operations	2,776,572	51,715	(611,895)
Dividends:
Net investment income	—	(259,568)	(39,886)
Net realized gains from investment transactions	—	—	(4,339)
Change in Net Assets Resulting from Shareholder Dividends	—	(259,568)	(44,225)
Capital Share Transactions:
Proceeds from shares issued	11,486,260	1,896,830	13,146,620
Proceeds from shares issued in subscriptions in-kind(b)	—	—	251,381
Dividends reinvested	—	237,659	44,225
Cost of shares redeemed	(97,040)	—	—
Change in Net Assets Resulting from Capital Share Transactions	11,389,220	2,134,489	13,442,226
Change in Net Assets	14,165,792	1,926,636	12,786,106
Net Assets:
Beginning of period	14,712,742	12,786,106	—
End of period	$28,878,534	$14,712,742	$12,786,106
Share Transactions:
Issued	1,185,479	196,549	1,322,610
Issued in subscriptions in-kind(b)	—	—	25,138
Reinvested	—	25,555	4,690
Redeemed	(10,014)	—	—
Change in shares	1,175,465	222,104	1,352,438
Accumulated undistributed net investment income	$339,331	$(10,510)	$62,697

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Commencement of operations on June 9, 2015.
(b)	See Note 3 to Financial Statements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

					Period
	For the six		For the nine		June 9,
	months		months		2015
	ended		ended		through
	June 30,		December		March 31,
	2017		31, 2016		2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.34		$9.45		$10.00

Investment Activities:
Operations:
Net investment income	0.13		0.12		0.08
Net realized and unrealized gains (losses) from investment transactions	1.03		(0.06)		(0.59)
Total from investment activities	1.16		0.06		(0.51)
Dividends:
Net investment income	—		(0.17)		(0.04)
Net realized gains from investments	—		—		—
Total dividends	—		(0.17)		(0.04)

Net Asset Value, End of Period	$10.50		$9.34		$9.45
Total Return	12.42	%(b)	0.62	%(b)	(5.09	)%(b)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$28,879		$14,713		$12,786
Ratio of net expenses to average net assets	1.15	%(c)	1.15	%(c)	1.15	%(c)
Ratio of net investment income to average net assets	2.82	%(c)	1.87	%(c)	1.22	%(c)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(d)	1.37	%(c)	1.86	%(c)	2.21	%(c)
Portfolio turnover rate	7.05	%(b)	4.90	%(b)	5.11	%(b)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Commencement of operations on June 9, 2015.
(b)	Not annualized for period less than one year.
(c)	Annualized for periods less than one year.
(d)	During the periods certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Notes to Financial Statements	June 30, 2017
(Unaudited)

1.              Organization:

The Boston Trust & Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified Fund under the 1940 Act:

Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund
Boston Trust Small Cap Fund	Small Cap Fund

Walden Asset Management Fund	Walden Asset Management Fund
Walden Equity Fund	Walden Equity Fund
Walden Midcap Fund	Walden Midcap Fund
Walden SMID Cap Fund	Walden SMID Cap Fund
Walden Small Cap Fund	Walden Small Cap Fund
Walden International Equity Fund	Walden International Equity Fund

The investment objective of the Asset Management Fund and Walden Asset Management Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and Walden Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and Walden Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the SMID Cap Fund and Walden SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies. The investment objective of the Small Cap Fund and Walden Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the Walden International Equity Fund is to seek long-term capital growth through an actively managed portfolio of equities of international companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect risk of loss to be remote.

2.              Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Security Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to U.S dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Board. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. If market prices are not readily available or, in the opinion of the Adviser, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The advisor believes that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fair valued” by an independent pricing service through the use of factors which take such volatility into account.

Investments in investment companies and money market funds are valued at net asset value per share.

Continued

Notes to Financial Statements	June 30, 2017
(Unaudited)

Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-ended investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities
Asset Management Fund
Common Stocks(1)	$341,579,656	$—	$341,579,656
Corporate Bonds(1)	—	16,752,296	16,752,296
Municipal Bonds(2)	—	5,250,842	5,250,842
U.S. Government & U.S. Government Agency Obligations	—	64,061,670	64,061,670
Investment Companies	18,599,727	—	18,599,727
Total	360,179,383	86,064,808	446,244,191
Equity Fund
Common Stocks(1)	126,372,017	—	126,372,017
Investment Companies	1,746,985	—	1,746,985
Total	128,119,002	—	128,119,002
Midcap Fund
Common Stocks(1)	55,446,405	—	55,446,405
Investment Companies	812,627	—	812,627
Total	56,259,032	—	56,259,032
SMID Cap Fund
Common Stocks(1)	32,691,472	—	32,691,472
Investment Companies	497,011	—	497,011
Total	33,188,483	—	33,188,483
Small Cap Fund
Common Stocks(1)	344,573,303	—	344,573,303
Investment Companies	3,279,572	—	3,279,572
Total	347,852,875	—	347,852,875
Walden Asset Management Fund
Common Stocks(1)	79,355,876	—	79,355,876
Corporate Bonds(1)	—	4,749,170	4,749,170
Municipal Bonds(2)	—	458,017	458,017
U.S. Government & U.S. Government Agency Obligations	—	25,695,618	25,695,618
Investment Companies	2,463,684	—	2,463,684
Certificate of Deposit	—	99,196	99,196
Total	81,819,560	31,002,001	112,821,561
Walden Equity Fund
Common Stocks(1)	183,321,722	—	183,321,722
Investment Companies	2,945,634	—	2,945,634
Total	186,267,356	—	186,267,356
Walden Midcap Fund
Common Stocks(1)	42,349,976	—	42,349,976
Investment Companies	664,147	—	664,147
Total	43,014,123	—	43,014,123
Walden SMID Cap Fund
Common Stocks(1)	42,722,999	—	42,722,999
Investment Companies	719,128	—	719,128
Total	43,442,127	—	43,442,127

Continued

Notes to Financial Statements	June 30, 2017
(Unaudited)

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities
Walden Small Cap Fund
Common Stocks(1)	$86,006,864	$—	$86,006,864
Investment Companies	1,031,652	—	1,031,652
Total	87,038,516	—	87,038,516

Walden International Equity Fund
Common Stocks(3)
Banks	1,332,475	2,580,874	3,913,349
Diversified Telecommunication Services	209,080	457,514	666,594
Energy Equipment & Services	249,631	152,385	402,016
Food & Staples Retailing	211,919	619,908	831,827
Insurance	443,054	1,214,708	1,657,762
Road & Rail	306,100	687,944	994,044
Other Common Stocks	—	19,539,611	19,539,611
Investment Companies	285,450	—	285,450
Total	3,037,709	25,252,944	28,290,653

(1) For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

(2) For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

(3) For detailed country classifications, see the accompanying Schedules of Portfolio Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of June 30, 2017, from the valuation input levels used on December 31, 2016. The Funds did not hold any Level 3 securities as of the period ended June 30, 2017.

Security Transactions and Related Income:

Security transactions are recorded no later than one business day after trade date. For financial reporting purposes, security transactions are recorded on trade date on the last business day of the reporting period recognized on effective yield on yield to maturity basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount method. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distribution annually. Certain distributions received from REITs during the year, which are known to be return of capital, are recorded as a reduction to the cost of the individual REIT.

Expenses:

Expenses directly attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Dividends to Shareholders:

Dividends to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the Funds. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the Funds.

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including Federal (i.e., the last four tax year ends and the interim tax period since then, as applicable) and believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the six months ended June 30, 2017. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statement of Operations as incurred.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii) purchases and sales of Investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Continued

Notes to Financial Statements	June 30, 2017
(Unaudited)

New Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

3                 Related Party Transactions and Other Service Arrangements:

Investment Adviser:

The Trust, with respect to the Funds, and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.75%
Equity Fund	0.75%
Midcap Fund	0.75%
SMID Cap Fund	0.75%
Small Cap Fund	0.75%

Fund	Fee Rate
Walden Asset Management Fund	0.75%
Walden Equity Fund	0.75%
Walden Midcap Fund	0.75%
Walden SMID Cap Fund	0.75%
Walden Small Cap Fund	0.75%
Walden International Equity Fund	0.75%

Additionally, two trustees of the Trust are officers of the Adviser or its affiliate, and an officer of the Trust is an officer of the Adviser. These persons are not paid directly by the Funds.

Administration and Fund Accounting:

Citi Fund Services Ohio, Inc. (“Citi”) serves the Funds as administrator. Citi provides administrative and fund accounting services for a fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Trust plus certain base fees.

Certain officers of the Trust are affiliated with Citi. Such persons were paid no fees directly by the Funds for serving as Officers of the Trust. Citi makes an employee available to serve as the Funds’ Chief Compliance Officer (“CCO”) under a Compliance Service Agreement between the Funds and Citi (the “CCO Agreement”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $75,000 for the six months ended June 30, 2017, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by the CCO as an employee of Citi.

Distribution:

BHIL Distributors, Inc., (“BHIL”), a wholly-owned subsidiary of Foreside Distribution Services, L.P., serves as the Funds’ distribution agent. The distribution agreement provides for payment of a fixed annual fee of $35,000 for review of sales literature and dealer set-up efforts, and reimbursement of out-of-pocket expenses. These amounts are paid monthly to BHIL from the Advisor and not by the Funds. BHIL is not affiliated with Citi or the Adviser. Effective February 7, 2017, Lovell Minnick Partners, LLC agreed to acquire majority stake in Foreside parent, Foreside Financial Corp. The transaction closed effective May 31, 2017.

Shareholder Services:

The Funds may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Affiliates of the Funds did not receive any fees during the six months ended June 30, 2017.

Custodian and Transfer Agency:

Boston Trust & Investment Management Company (“Boston Trust”), the parent company of the Adviser, acts as the Funds transfer agent. Under the transfer agency agreement, Boston Trust receives a fixed fee of $18,000 annually per fund, accrued daily and paid monthly for its services. Under a sub-transfer agency agreement, FIS Investor Services, LLC receives a fixed annual fee accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust.

Boston Trust acts as the Funds’ custodian, with the exception of the Walden International Equity Fund. Under the custody agreement, Boston Trust receives an annual asset based fee of 0.014% of the value of securities held. Citibank, N.A. receives sub-custodian fees from Boston Trust for each Fund except the Walden International Equity Fund. Under a separate custody agreement, Citibank, N.A., an affiliate of Citi, serves as custodian for the Walden International Equity Fund and receives a fee based on a percentage of assets held on behalf of the Walden International Equity Fund, transaction fees and certain out of pocket expenses for its services. Such percentages vary by the jurisdiction in which the assets are held.

Fee Reductions:

The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary, exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles) of each Fund, except the SMID Cap Fund and the Walden International Equity Fund, to 1.00% of the average daily net assets. The Adviser has agreed to reduce its fees payable by the SMID Cap Fund and the Walden International Equity Fund to the extent necessary, subject to certain exclusions, to limit the aggregate annual operating expenses of the SMID Cap Fund to 0.75% of its average daily net assets and the Walden International Equity Fund to 1.15% of its average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective August 1 of every year until the Adviser provides written notice of non-renewal to the Trust.

Continued

Notes to Financial Statements	June 30, 2017
(Unaudited)

Pursuant to its agreement, for the years ended March 31, 2015, 2016 and December 31 2016, and the period ended June 30, 2017 the Adviser reimbursed, and has yet to recoup, fees in the following amounts:

Fund	Amount	Expires
Midcap Fund	$285	3/31/2018
	8,884	3/31/2019
	6,555	12/31/2019
	—	12/31/2020

SMID Cap Fund	29,670	3/31/2018
	44,650	3/31/2019
	37,894	12/31/2019
	28,584	12/31/2020

Small Cap Fund	213,139	3/31/2018
	297,469	3/31/2019
	157,762	12/31/2019
	31,838	12/31/2020

Fund	Amount	Expires
Walden Asset Management Fund	$25,881	3/31/2018
	40,670	3/31/2019
	34,372	12/31/2019
	10,153	12/31/2020

Walden Equity Fund	124,593	3/31/2018
	151,560	3/31/2019
	124,204	12/31/2019
	61,070	12/31/2020

Walden Midcap Fund	7,376	3/31/2018
	17,571	3/31/2019
	12,415	12/31/2019
	3,455	12/31/2020

Walden SMID Cap Fund	25,541	3/31/2018
	37,277	3/31/2019
	31,322	12/31/2019
	12,915	12/31/2020

Walden Small Cap Fund	2,313	3/31/2018
	42,280	3/31/2019
	36,830	12/31/2019
	19,457	12/31/2020

Walden International Equity Fund	85,178	3/31/2019
	73,099	12/31/2019
	27,612	12/31/2020

During the six months ended 6/30/2017, the Adviser recouped $1,539 from the Midcap Fund.

As of June 30, 2017, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	15,724
SMID Cap Fund	140,798
Small Cap Fund	700,208

Total Potential Recoupment
Walden Asset Management Fund	$111,076
Walden Equity Fund	461,427
Walden Midcap Fund	40,817
Walden SMID Cap Fund	107,055
Walden Small Cap Fund	100,880
Walden International Equity Fund	185,889

During the period ended March 31, 2016, certain securities of an affiliated separately managed account were exchanged, at fair value, as in-kind transfers of the Walden International Equity Fund. The total fair value of the in-kind transfers was $251,381 for 25,138 shares of the Walden International Equity Fund in exchange for securities of an affiliated separately managed account.

4.              Purchases and Sales of Securities:

Cost of purchases and proceeds from sales and maturities of securities, excluding short-term securities and U.S. Government securities, for the Funds for the six months ended June 30, 2017, totaled:

Fund	Purchases	Sales and Maturities
Asset Management Fund	$22,753,554	$12,359,965
Equity Fund	6,531,161	6,205,654
Midcap Fund	6,246,394	5,193,543
SMID Cap Fund	27,022,015	2,249,372
Small Cap Fund	40,345,717	34,696,908

Walden Asset Management Fund	6,167,194	3,554,818
Walden Equity Fund	7,375,923	17,954,911
Walden Midcap Fund	5,327,205	4,781,908
Walden SMID Cap Fund	7,336,699	4,994,130
Walden Small Cap Fund	9,561,015	10,383,904
Walden International Equity Fund	12,720,344	1,693,819

Cost of purchases and proceeds from sales and maturities of U.S. Government Securities, excluding short-term securities, for the Funds for the six months ended June 30, 2017, totaled:

Fund	Purchases	Sales and Maturities
Asset Management Fund	$5,207,812	$—
Walden Asset Management Fund	4,449,481	295,100

Continued

Notes to Financial Statements	June 30, 2017
(Unaudited)

5.              Federal Income Tax Information:

At June 30, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Gross Tax Unrealized	Gross Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Asset Management Fund	$283,467,919	$163,710,208	$(933,936)	$162,776,272
Equity Fund	69,748,900	58,659,478	(289,376)	58,370,102
Midcap Fund	35,753,863	21,327,982	(822,813)	20,505,169
SMID Cap Fund	30,447,606	3,423,145	(682,268)	2,740,877
Small Cap Fund	263,794,870	99,144,075	(15,086,070)	84,058,005
Walden Asset Management Fund	80,757,625	33,603,554	(1,539,618)	32,063,936
Walden Equity Fund	108,349,736	80,374,031	(2,456,411)	77,917,620
Walden Midcap Fund	30,242,160	13,438,355	(666,392)	12,771,963
Walden SMID Cap Fund	33,935,890	10,698,848	(1,192,611)	9,506,237
Walden Small Cap Fund	66,778,197	23,827,673	(3,567,354)	20,260,319
Walden International Equity Fund	26,569,454	2,422,481	(701,282)	1,721,199

The tax character of distributions paid during the nine month fiscal period ended December 31, 2016 was as follows:

	Distributions paid from
		Net Long Term	Total Taxable	Tax Return of	Total Distributions
Fund	Ordinary Income	Capital Gains	Distributions	Capital	Paid (1)
Asset Management Fund	$4,223,815	$15,345,985	$19,569,800	$—	$19,569,800
Equity Fund	1,112,876	6,430,098	7,542,974	—	7,542,974
Midcap Fund	659,104	2,744,636	3,403,740	—	3,403,740
SMID Cap Fund	118,839	271,297	390,136	—	390,136
Small Cap Fund	3,993,823	9,153,927	13,147,750	—	13,147,750
Walden Asset Management Fund	1,044,552	1,916,337	2,960,889	—	2,960,889
Walden Equity Fund	1,714,128	4,291,722	6,005,850	—	6,005,850
Walden Midcap Fund	464,829	1,414,849	1,879,678	—	1,879,678
Walden SMID Cap Fund	792,165	1,148,927	1,941,092	—	1,941,092
Walden Small Cap Fund	732,553	2,547,203	3,279,756	—	3,279,756
Walden International Equity Fund	259,568	—	259,568	—	259,568

(1)         Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

The tax character of distributions paid during the fiscal year ended March 31, 2016 was as follows:

	Distributions paid from
		Net Long Term	Total Taxable	Tax Return of	Total Distributions
Fund	Ordinary Income	Capital Gains	Distributions	Capital	Paid (1)
Asset Management Fund	$4,817,610	$14,994,468	$19,812,078	$—	$19,812,078
Equity Fund	1,334,295	6,343,300	7,677,595	—	7,677,595
Midcap Fund	402,244	2,425,712	2,827,956	—	2,827,956
SMID Cap Fund	42,783	324,242	367,025	—	367,025
Small Cap Fund	2,611,157	57,191,988	59,803,145	—	59,803,145
Walden Asset Management Fund	1,069,344	4,703,453	5,772,797	—	5,772,797
Walden Equity Fund	1,870,888	7,516,146	9,387,034	—	9,387,034
Walden Midcap Fund	341,785	1,428,000	1,769,785	—	1,769,785
Walden SMID Cap Fund	246,894	1,594,235	1,841,129	—	1,841,129
Walden Small Cap Fund	428,898	11,396,486	11,825,384	—	11,825,384
Walden International Equity Fund	44,225	—	44,225	—	44,225

(1)         Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

As of December 31, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long-Term	Accumulated	Capital and	Appreciation	Accumulated
Fund	Income	Capital Gains	Earnings	Other Losses	(Depreciation)(2)	Earnings (Deficit)
Asset Management Fund	$—	$1,480,027	$1,480,027	$—	$139,719,792	$141,199,819
Equity Fund	—	—	—	(180,311)	50,304,030	50,123,719
Midcap Fund	41,658	444,945	486,603	—	17,225,274	17,711,877
SMID Cap Fund	—	—	—	(8,566)	1,350,735	1,342,169
Small Cap Fund	869,522	11,752,083	12,621,605	—	78,905,155	91,526,760
Walden Asset Management Fund	—	108,061	108,061	—	26,178,042	26,286,103
Walden Equity Fund	—	361,944	361,944	(6,390)	66,870,010	67,225,564
Walden Midcap Fund	4,465	—	4,465	(20,285)	10,068,384	10,052,564
Walden SMID Cap Fund	—	—	—	(13,126)	7,101,334	7,088,208
Walden Small Cap Fund	—	959,198	959,198	—	19,160,124	20,119,322
Walden International Equity Fund	3,060	—	3,060	(121,364)	(745,231)	(863,535)

(2)   The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Continued

Notes to Financial Statements	June 30, 2017
(Unaudited)

As of the end of its tax year ended December 31, 2016, the Fund has a net capital loss carry forwards (“CLCfs”) not subject to expiration as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

Fund	Short Term	Long Term	Total
Walden International Equity Fund	$62,403	$53,582	$115,985

Under current tax law, net investment losses and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses as follows:

	Late Year	Post October
Fund	Ordinary Loss	Capital Losses
Equity Fund	$—	$180,311
SMID Cap Fund	—	8,566
Walden Equity Fund	—	6,390
Walden Midcap Fund	—	20,285
Walden SMID Cap Fund	—	13,125
Walden International Equity Fund	3,820	1,558

As of December 31, 2016, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments as indicated:

	Accumulated Net	Accumulated Net
Fund	Investment Income	Realized Gains	Paid in Capital
Asset Management Fund	$21,567	$(21,568)	$1
Equity Fund	3,969	6,780	(10,749)
Midcap Fund	—	(1)	1
SMID Cap Fund	509	604	(1,113)
Small Cap Fund	206,823	(6,746,481)	6,539,658
Walden Asset Management Fund	11,086	(11,086)	—
Walden Equity Fund	2,104	(2,101)	(3)
Walden Midcap Fund	(1)	—	1
Walden SMID Cap Fund	8,922	(111)	(8,811)
Walden Small Cap Fund	38,714	(38,714)	—
Walden International Equity Fund	(5,770)	5,773	(3)

The amounts of dividends to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. return of capital, net operating loss, reclassification of certain market discounts, gain/ loss on paydowns, and distribution),such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment: temporary differences (e.g. wash sales and post October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

6.     Control Ownership and Principal Holders:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.

Fund	Control Ownership	% of Ownership
Asset Management Fund	US Bank N.A.	88.9
Equity Fund	US Bank N.A.	93.6
Midcap Fund	US Bank N.A.	94.0
SMID Cap Fund	Fidelity Investments	76.8
Small Cap Fund	US Bank N.A.	61.6
Walden Asset Management Fund	US Bank N.A.	28.9
Walden Equity Fund	US Bank N.A.	95.8
Walden Midcap Fund	US Bank N.A.	62.1
Walden SMID Cap Fund	US Bank N.A.	42.2
Walden Small Cap Fund	US Bank N.A.	87.0
Walden International Equity Fund	US Bank N.A.	93.4

7.     Subsequent Events:

Management has evaluated events and transactions through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

Continued

Supplementary Information (Unaudited)	June 30, 2017

Table of Shareholder Expenses:

As a shareholder of the Trust, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Boston Trust & Walden Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
	1/1/17	6/30/17	1/1/17 - 6/30/17	1/1/17 - 6/30/17
Asset Management Fund	$1,000.00	$1,071.60	$4.73	0.92%
Equity Fund	1,000.00	1,084.10	4.86	0.94%
Midcap Fund	1,000.00	1,086.70	5.17	1.00%
SMID Cap Fund	1,000.00	1,077.20	3.86	0.75%
Small Cap Fund	1,000.00	1,036.30	5.05	1.00%
Walden Asset Management Fund	1,000.00	1,065.40	5.12	1.00%
Walden Equity Fund	1,000.00	1,086.60	5.17	1.00%
Walden Midcap Fund	1,000.00	1,083.20	5.17	1.00%
Walden SMID Cap Fund	1,000.00	1,071.20	5.14	1.00%
Walden Small Cap Fund	1,000.00	1,032.50	5.04	1.00%
Walden International Equity Fund	1,000.00	1,124.20	6.06	1.15%

(1)    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
	1/1/17	6/30/17	1/1/17 - 6/30/17	1/1/17 - 6/30/17
Asset Management Fund	$1,000.00	$1,020.23	$4.61	0.92%
Equity Fund	1,000.00	1,020.13	4.71	0.94%
Midcap Fund	1,000.00	1,019.84	5.01	1.00%
SMID Cap Fund	1,000.00	1,021.08	3.76	0.75%
Small Cap Fund	1,000.00	1,019.84	5.01	1.00%
Walden Asset Management Fund	1,000.00	1,019.84	5.01	1.00%
Walden Equity Fund	1,000.00	1,019.84	5.01	1.00%
Walden Midcap Fund	1,000.00	1,019.84	5.01	1.00%
Walden SMID Cap Fund	1,000.00	1,019.84	5.01	1.00%
Walden Small Cap Fund	1,000.00	1,019.84	5.01	1.00%
Walden International Equity Fund	1,000.00	1,019.09	5.76	1.15%

(1)    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Continued

Tabular Summary of Schedules of Portfolio Investments:

The Boston Trust Funds invested, as a percentage of total net assets, in the following industries as of June 30, 2017.

Asset Management Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Information Technology	17.7%
Financials	17.5%
U.S. Government & U.S. Government Agency Obligations	14.4%
Health Care	12.5%
Industrials	9.9%
Consumer Staples	8.2%
Consumer Discretionary	8.2%
Investment Companies	4.2%
Energy	2.7%
Materials	2.5%
Utilities	1.6%
Municipal Bonds	1.2%
Other net assets	-0.6%
Total	100.0%

Equity Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Information Technology	21.3%
Financials	19.7%
Health Care	15.4%
Industrials	12.3%
Consumer Staples	11.1%
Consumer Discretionary	9.9%
Materials	3.4%
Energy	3.4%
Utilities	2.1%
Investment Companies	1.4%
Total	100.0%

Midcap Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Consumer Discretionary	15.2%
Information Technology	14.8%
Financials	14.6%
Industrials	13.6%
Health Care	12.3%
Materials	7.3%
Utilities	6.5%
Real Estate	5.8%
Consumer Staples	5.5%
Energy	2.8%
Investment Companies	1.4%
Other net assets	0.2%
Total	100.0%

SMID Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Financials	17.5%
Industrials	14.7%
Information Technology	14.3%
Consumer Discretionary	14.2%
Health Care	13.8%
Real Estate	8.3%
Materials	5.5%
Energy	3.6%
Consumer Staples	3.6%
Utilities	3.1%
Investment Companies	1.5%
Other net assets	-0.1%
Total	100.0%

Small Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Financials	18.3%
Information Technology	16.8%
Health Care	15.3%
Consumer Discretionary	14.1%
Industrials	13.3%
Real Estate	6.6%
Materials	6.1%
Utilities	3.5%
Consumer Staples	2.9%
Energy	2.1%
Investment Companies	0.9%
Other net assets	0.1%
Total	100.0%

Continued

The Walden Funds invested, as a percentage of total net assets, in the following industries or countries as of June 30, 2017.

Walden Asset Management Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
U.S. Government & U.S. Government Agency Obligations	22.7%
Information Technology	15.7%
Financials	14.3%
Health Care	11.9%
Industrials	9.4%
Consumer Discretionary	8.4%
Consumer Staples	8.1%
Materials	2.4%
Investment Companies	2.2%
Energy	2.1%
Utilities	1.9%
Municipal Bonds	0.4%
Certificate of Deposit	0.1%
Telecommunication Services	0.1%
Other net assets	0.3%
Total	100.0%

Walden Equity Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Information Technology	20.6%
Financials	17.7%
Health Care	15.0%
Industrials	12.9%
Consumer Discretionary	12.3%
Consumer Staples	10.8%
Materials	3.6%
Energy	3.0%
Utilities	2.5%
Investment Companies	1.6%
Total	100.0%

Walden Midcap Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Information Technology	14.9%
Financials	14.9%
Consumer Discretionary	14.3%
Industrials	14.2%
Health Care	11.8%
Materials	7.2%
Consumer Staples	6.0%
Real Estate	5.9%
Utilities	5.7%
Energy	2.8%
Investment Companies	1.5%
Other net assets	0.8%
Total	100.0%

Walden SMID Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Financials	17.6%
Information Technology	15.3%
Industrials	14.8%
Health Care	14.0%
Consumer Discretionary	13.0%
Real Estate	8.6%
Materials	5.6%
Utilities	3.1%
Energy	3.1%
Consumer Staples	2.8%
Investment Companies	1.7%
Other net assets	0.4%
Total	100.0%

Walden Small Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Financials	18.4%
Information Technology	16.6%
Health Care	15.7%
Consumer Discretionary	14.1%
Industrials	13.3%
Real Estate	6.5%
Materials	6.3%
Utilities	3.6%
Consumer Staples	2.6%
Energy	2.1%
Investment Companies	1.2%
Other net assets	-0.4%
Total	100.0%

Walden International Equity Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Japan	19.5%
United Kingdom	14.6%
France	8.7%
Canada	8.7%
Germany	8.6%
Switzerland	8.0%
Australia	6.2%
Netherlands	4.0%
Hong Kong	3.2%
Spain	3.1%
Sweden	2.7%
Italy	1.7%
Denmark	1.6%
Ireland	1.2%
Singapore	1.1%
Finland	1.0%
United States	1.0%
Israel	0.9%
Norway	0.9%
Belgium	0.8%
Luxembourg	0.5%
Other net assets	2.0%
Total	100.0%

Continued

Other Information:

A description of the policies and guidelines that the Funds use to determine how to vote proxies related to portfolio securities is available: (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Proxy voting policies and guidelines as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, (ii) on the Boston Trust & Investment Management, Inc. website at http://www.btim.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Continued

The annual consideration by the Board of Trustees (the “Board”) of the continuation of the investment advisory agreement between Boston Trust Investment Management, Inc., (the “Adviser”) and Boston Trust Asset Management Fund, Boston Trust Equity Fund, Boston Trust Midcap Fund, Boston Trust SMID Cap Fund, Boston Trust Small Cap Fund, Walden Asset Management Fund, Walden Equity Fund, Walden Midcap Fund, Walden SMID Cap Fund, Walden Small Cap Fund, and Walden International Equity Fund (the “Funds”).

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Investment Advisory Agreement with Boston Trust Investment Management, Inc. (the “Adviser”) be renewed annually by the Board of Trustees of The Boston Trust & Walden Funds (the “Trust”), including a majority of the Board who are not “interested persons” of the Trust or of the Adviser (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Investment Advisory Agreement and determine whether its continuance is fair to the Funds and their shareholders. The Board considered the continuation of the Investment Advisory Agreement at an in-person meeting held on August 11, 2017. The Board requested, and the Adviser provided, information and data relating to: (i) the investment performance of each series of the Trust (the “Funds”) and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale to the benefit of Funds’ shareholders; (vi) the advisory fees paid by other comparable funds advised by the Adviser or by a different investment adviser; (vii) the Funds’ expense ratios and the expense ratios of similar funds; and (viii) the effect of any fee waivers and expense reimbursements made by the Adviser.

At the meeting on August 11, 2017, the Board engaged in a thorough review process to determine whether to continue the Investment Advisory Agreement. The Board met directly with representatives of the Adviser and reviewed the information and data listed above, as supplemented by Citi Fund Services Ohio, Inc., the Trust’s administrator. As part of its deliberations, the Board also considered and relied upon the information about the Funds and the Adviser that it had received throughout the year as part of its ongoing oversight of the Funds and their operations.

The Board gave careful consideration to the nature, extent and quality of the services provided by the Adviser. The Trustees reviewed the organizational structure of the Adviser and its parent, Boston Trust & Investment Management Company (“Boston Trust”). The Board discussed Board of Director and management changes at the Adviser and Boston Trust, respectively, noting that the changes were part of a succession plan previous discussed with the Board. The Board considered the Adviser’s investment philosophy, its portfolio construction process and its fixed income approach, as well as the Adviser’s asset allocation, large cap, mid-cap, small-cap and SMID-cap investment process. The Board discussed the approach taken by Walden Asset Management, an affiliate of the Adviser, with respect to sustainable, responsible impact investing, including its environmental, social and governance (“ESG”) research framework and its portfolio screening guidelines. The Board reviewed the Adviser’s experience and the capabilities of its personnel, as well as the quality of the reports and other materials received from the Adviser. The Board reviewed biographical information about the employees of Boston Trust. The Board discussed with the Adviser the Adviser’s brokerage allocation and execution strategy, noting that the Adviser does not take into consideration sales of Fund shares in selecting brokers through which its affects Fund portfolio transactions. The Board considered the Adviser’s compliance program and its business continuity and disaster recovery plans. Finally, Taking into account the personnel involved in servicing the Funds, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.

Next, the Board reviewed the performance of the Funds from inception through June 30, 2017, comparing the performance to peer groups and various indices, and also, in the case of the Boston Trust Asset Management Fund and the Walden Asset Management Fund, to a bond index, equity index and Treasury bills. The Board noted that as of June 30, 2017, each Fund, other than the Walden International Equity Fund, outperformed the index and is peer group at various times for the Year-to-date, 1-year, 3-year, 5-year and Since Inception periods. Each Fund underperformed or performed consistent with its peer group during the same periods. The Board noted that for periods in which the Funds underperformed their benchmarks, they participated in the rising market and provided downside protection in falling markets. The Board noted that this downside protection is consistent with The Adviser’s approach to each Fund’s strategy and is routinely communicated to clients and investors.

The Board then turned to a review of the range of advisory fees paid by the Boston Trust Funds and Walden Funds to the Adviser and the total operating expenses of each Fund. The Board noted that, with the exception of the Boston Trust Equity Fund and the Walden Equity Fund, each Boston Trust Fund and Walden Fund has contractual advisory fees below one or both of their Lipper and Morningstar peer group averages. The contractual advisory fees charged by the Boston Trust Equity Fund and the Walden Equity Fund are 0.06% above the Lipper average and 0.20% above the Morningstar average. However, contractual advisory fees for the Boston Trust Equity Fund and the Walden Equity Fund are well below 1.00% and 1.49%, the highest fees, respectively, in the appropriate Lipper and Morningstar ranges.

Continued

The Board noted that the Adviser has been operating under an Expense Limitation Agreement that requires the Adviser to waive fees and/ or reimburse expenses to the extent total operating expenses of any Fund (other than the Walden International Equity Fund) exceed 1.00%. The expense limit for the Walden International Equity Fund is 1.15%. and the expense limit for the Boston Trust SMID Cap Fund is 0.75%. The actual advisory fees charged by each Fund, except the Boston Trust Equity Fund, after fee waivers and/or expense reimbursements, are below one or both of their Lipper and Morningstar peer group averages. The actual advisory fee charged by the Boston Trust Equity Fund after expense is 0.06% above the Lipper average and 0.20% above the Morningstar average after fee waivers and/or expense reimbursements.

Turning to total operating expenses, the Board noted that the expense ratios for all of the Funds, other than the Boston Trust Equity Fund and the Walden Equity Fund, are below one or both of their Lipper and Morningstar peer group averages. The expense ratios for the Boston Trust Equity Fund and the Walden Equity Fund are each lower r than the industry average after waivers and reimbursements. After considering the comparative data as described above, and the proposed renewal of the Expense Limitation Agreement, the Board concluded that the advisory fees and expense ratios were reasonable.

In reviewing the costs of the services to be provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s income statement for the six months ended June 30, 2017 and balance sheet for the 12 months ending December 31, 2016, as well as the gross and net profit margins realized on each Fund. The Board considered that the Adviser is a wholly-owned subsidiary of Boston Trust & Investment Management Company and the payment of direct and indirect Trust expenses is governed by an Intercompany Services Agreement between the Adviser and Boston Trust. The Board noted that the Adviser’s relationship with the Funds was profitable even though the Adviser is operating under an Expense Limitation Agreement with the Trust. The Board discussed the custody and transfer agency fees earned by the Adviser for services provided to the Funds, which are reduced by amounts paid for sub-custody and sub-transfer agency services.

Investment Adviser

Boston Trust Investment Management, Inc.

One Beacon Street

Boston, MA 02108

Custodian and Transfer Agent

Boston Trust & Investment Management Company

One Beacon Street

Boston, MA 02108

Administrator

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

Distributor

BHIL Distributors, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.

08/17

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable — Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini, President

Date	8/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini, President

Date	8/24/17

By (Signature and Title)*	/s/ Jennifer Ellis, Treasurer

Date	8/24/17